As filed with the Securities and Exchange Commission on January 26, 2001

                               Securities Act Registration No. 333-29687
                        Investment Company Act Registration No. 811-8267

          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]
                      Pre-Effective Amendment No.___               [ ]

                      Post-Effective Amendment No. 4               [X]

                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

                   Amendment No. 6                                 [X]

                   KOPP FUNDS, INC.
  (Exact Name of Registrant as Specified in Charter)

   7701 France Avenue South
          Suite 500                               55435
       Edina, Minnesota                         (Zip Code)
(Address of Principal Executive Offices)


  Registrant's Telephone Number, including Area Code:  (952) 841-0400

                 Kathleen S. Tillotson
                   Kopp Funds, Inc.
          7701 France Avenue South, Suite 500
                Edina, Minnesota 55435
        (Name and Address of Agent for Service)

                      Copies to:

                     Carol A. Gehl
                 Godfrey & Kahn, S.C.
                780 North Water Street
              Milwaukee, Wisconsin  53202

       It is proposed that this filing will become effective (check appropriate box):

         [ ] immediately upon filing pursuant to Rule 485(b).

         [X] on January 26, 2001 pursuant to Rule 485(b).

         [ ] 60 days after filing pursuant to Rule 485(a)(1).
         [ ] on (date) pursuant to Rule 485(a)(1).
         [ ] 75 days after filing pursuant to Rule 485(a)(2).
         [ ] on (date) pursuant to Rule 485(a)(2).

PROSPECTUS

26 January 2001


                        [Logo]


                      Kopp Funds

               Kopp Emerging Growth Fund

          7701 France Avenue South, Suite 500
                Edina, Minnesota  55435
              Telephone:  1-888-533-KOPP

              Facsimile:  1-952-841-0411

              Website:  www.koppfunds.com



     The  investment  objective of  the  Kopp  Emerging
Growth Fund ("Fund") is long-term capital appreciation.
The Fund seeks to achieve its investment objective by investing primarily in common stocks of companies that Kopp Investment Advisors, Inc. ("Advisor") believes have the potential for superior growth.

     The  Fund  is a long-term investment, intended  to
complement  your other investments.  Because  the  Fund
will invest primarily in small-to-medium capitalization
stocks,   which   are  generally  more  volatile   than
investments in large companies, you should expect  that
the Fund's shares will be more volatile than the shares
of a fund that invests in large-cap stocks.  This is  a
non-diversified   fund  and  may   invest   a   greater
percentage of its assets in a particular company or companies than would many other mutual funds.

     This  Prospectus contains information  you  should
consider before you invest in the Fund.  Please read it
carefully and keep it for future reference.
                 ____________________

Neither the Securities and Exchange Commission ("SEC")
  nor any state securities commission has approved
    or disapproved these securities or determined
      if this Prospectus is truthful or complete.
        Any representation to the contrary is
                  a criminal offense.
                  ___________________

                  *    Not FDIC-Insured
                  *    No Bank Guarantee
                  *    May Lose Value

     The Fund is generally closed to new investors, other than qualified retirement plans. If you are a shareholder, however, you are welcome to add to your account through purchases of additional shares of the Fund and you may open one or more new accounts so long as you are a full or partial beneficial owner of the account.

TABLE OF CONTENTS



HIGHLIGHTS                                                      4

FEES AND EXPENSES OF THE FUND                                   7

Investment OBJECTIVE                                            9

INVESTMENT STRATEGY                                             9

IMPLEMENTATION OF INVESTMENT OBJECTIVE                         10



FINANCIAL HIGHLIGHTS OF THE FUND                               12

FUND MANAGEMENT AND DISTRIBUTION                                9

YOUR ACCOUNT                                                   13

VALUATION OF FUND SHARES                                       21

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT       21

ADDITIONAL INFORMATION                                         22


     You  should rely only on the information contained
in this document and the Fund's Statement of Additional
Information ("SAI").  We have not authorized anyone  to
provide  you with information that is different.   This
Prospectus is not an offer to sell securities in any state or jurisdiction in which an offering may not lawfully be made.

HIGHLIGHTS

What is the objective of the Fund?

     The  Fund's   objective   is   long-term   capital
appreciation.

What is the Fund's investment strategy?

     The   Fund's  investment  strategy  is  to  invest
primarily  in  common stocks of companies that  Advisor
believes  have the potential for revenue  and  earnings
growth  superior  to  that of  companies  with  similar
market  or  business characteristics.  These companies,
which  may be characterized as emerging and re-emerging
growth  companies, will typically have  small-to-medium
market capitalizations.  An emerging growth company  is
a  newer  business  organized to  address  an  industry
niche,  which may have unstable cash reserves, but  the
potential  to experience accelerating returns.   A  re-
emerging  growth company is a more established  company
experiencing  a  potential  resurgence  in  sales   and
earnings due to new industry leadership, restructuring, or both.

     Advisor  uses  a  "buy  discipline"  when   making
purchase decisions for the Fund.  This "buy discipline"
involves three key components.  First, Advisor  gathers
research  on  potential  investment  candidates.   Then
Advisor reviews certain fundamental attributes that  it
believes  a  "buy" candidate should possess.   Finally,
Advisor values companies by considering price-to-sales ratios and price-to-earnings ratios within a peer group. From this process, securities are selected and then purchased when their prices are within a pre-determined range.

     Under normal circumstances, the Fund will be fully
invested in common stocks, except that a small  portion
of  the  Fund's assets may be held in short-term  money
market   securities   and  cash.    Because   companies
considered by Advisor to be "emerging growth" are often
in  the same or related market sectors, the Fund may be
heavily  invested  in  a single sector.   In  addition,
because the Fund is not subject to the diversification rules of the Investment Company Act of 1940, as amended
("1940 Act"), the Fund may take large positions in individual companies.

What are the principal risks of investing in the Fund?

     Because the Fund will invest primarily in small-to-
medium capitalization stocks, which are generally  more
volatile  than  investments  in  large  companies,  you
should  expect  that  the Fund's shares  will  be  more
volatile  than  the shares of a fund  that  invests  in
large  capitalization stocks.  Thus, especially in  the
short term, the share price will fluctuate and may,  at
redemption,  be worth more, or less, than  the  initial
purchase  price - accordingly, you may  lose  money  on
your  investment.   Stock values  can  decline  for  an
extended period of time.  In addition, because the Fund
is not subject to the diversification rules of the 1940
Act,  a  larger percentage of the Fund's assets may  be
invested  in fewer companies than is typical  of  other
mutual   funds.    This  concentration   may   increase
volatility.  Because the Fund intends to qualify  as  a
regulated  investment company under federal income  tax
laws,   it   will,   however,   be   subject   to   the
diversification  requirements of the  Internal  Revenue
Code of 1986, as amended.

     Other risks associated with investing in the Fund include:

     *     Liquidity Risk:    Certain securities may be
                              difficult or impossible to
                              sell at the time and price
                              that the Fund seeks.
     *     Market Risk:       The market value of a security
                              will move up and down, sometimes
                              rapidly and unpredictably due
                              to sector rotation or other
                              economic or market trends.
     *    Opportunity Risk:   An investment opportunity may be
                              missed because the assets
                              necessary to take advantage of it
                              are tied up in other investments.
     *    Management Risk:    Advisor may simply do a poor job
                              of selecting stocks for the Fund.
     *    Concentration Risk: Performance of one, two, or a few
                              stocks may have a substantial
                              effect on the overall performance
                              of the Fund, both up and down.

Is an investment in the Fund appropriate for me?

     The Fund is suitable for long-term investors only.
It is not a short-term investment vehicle. An investment in the Fund may be appropriate if you:

                         *    seek long-term capital appreciation;
                         * seek a mutual fund for the aggressive equity portion of your portfolio;
                         * have no immediate financial requirements for this investment; and
                         *    are willing to accept a high degree of
                              volatility.

      The Fund is designed for investors who have the financial ability to undertake greater risk in exchange for the potential to realize greater financial gains in the future. The Fund should be used in a program of diversified investing and not as a complete investment program.

Performance History

     The return information provided in the bar chart and tables below illustrate how the Fund's performance can vary, which is one indication of the risks of investing in the Fund. The information shows changes in the Fund's performance from year to year and shows how the Fund's average annual returns for a one-year period and the life of the Fund compare with those of a broad-based measure of market performance. Please keep in mind that past performance is not necessarily indicative of future returns.


      Class A Shares                       Class A Shares
Calendar Year Total Returns     Best and Worst Quarterly Performance
                                         1/1/98 to 12/31/00
    [insert bar chart]                Best              Worst
                                     Quarter           Quarter
 2000     1999      1998              Return            Return
------   -------   ------             68.04%           (35.91)%
-1.27%   148.20%    0.25%       (4th quarter '99)  (4th quarter '00)



        Average Annual Total Returns as of December 31, 2000


       Fund                    One Year        Since Inception

       Class A (load adjusted) (4.70)%        21.88% (10/1/97)
       Class I                 (0.90)%        23.73% (10/1/97)
       Russell 2000*           (3.02)%        10.76% (10/1/97)

       Class C                 (2.84)%        60.16% (2/19/99)
       Russell 2000*           (3.02)%        13.38% (2/19/99)


_______________


* A stock market index comprising the 2000 smallest
U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index.

     The Fund's 1999 returns were primarily achieved as a result of its investment in technology companies during a period favorable for these stocks.


     Please note that the returns presented in the chart entitled "Class A Shares Calendar Year Total
Returns" and in the table entitled "Class A Shares Best and Worst Quarterly Performance" do not reflect the 3.50% maximum sales charge imposed on the Fund's Class
A shares. If this sales charge were reflected, the returns would be less than those shown above.

FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                              Class A     Class C     Class I
Shareholder Fees (fees paid directly
 from your investment)

Maximum sales charge (load) imposed
 on purchases (as a percentage of
 offering price)                              3.50%(1)    None        None
Maximum deferred sales charge (load)
 imposed on redemptions (as a percentage
 of amount redeemed)                          1.00%(2)    1.00%(3)    None
Redemption fee (as a percentage of
 amount redeemed)(4)                          None        None        1.00%(5)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(6)

Management fee                                1.00%       1.00%       1.00%
Distribution and service (12b-1) fees(7)      0.35%       1.00%       None
Other expenses                                0.18%       0.18%       0.18%
                                              -----       -----       -----
   Total annual operating expenses(8)         1.53%       2.18%       1.18%
                                              =====       =====       =====

_______________
(1)This  sales  charge  is  the maximum  applicable  to
   purchases  of Class A shares.  You may not  have  to
   pay  this  sales charge because waivers and  reduced
   sales    charges   are   available.     See    "Your
   Account-Class A Shares."

(2)A  contingent deferred sales charge ("CDSC")  of  1%
   may  be  imposed on redemptions of certain  Class  A
   shares  which were purchased without a sales  charge
   and  redeemed  within 24 months  of  purchase.   The
   CDSC  is  based  on the lesser of the  then  current
   value  or the original purchase price of the  shares
   being   redeemed  and  is  not  imposed  on   shares
   acquired by reinvesting dividends or capital  gains.
   See "Your Account-Class A Shares."

(3)A  CDSC  of  1%  may  be imposed on  redemptions  of
   certain Class C shares which are redeemed within  12
   months  of  purchase.   The CDSC  is  based  on  the
   lesser  of  the then current value or  the  original
   purchase price of the shares being redeemed  and  is
   not   imposed  on  shares  acquired  by  reinvesting
   dividends    or    capital   gains.     See    "Your
   Account-Class C Shares."

(4)If you redeem shares by wire, you will be charged  a
   $15  service  fee.   See "Your Account-Redeeming  or
   Selling Shares."

(5)A  redemption fee of 1% of the then current value of
   the  shares  redeemed may be imposed on  redemptions
   of   Class  I  shares  made  within  24  months   of
   purchase.   Redemption fees are paid  directly  into
   Fund  assets to help cover the costs that short-term
   trading   generates.   See  "Your  Account-Class   I
   Shares."

(6)Fund  operating  expenses  are  deducted  from  Fund
   assets  before  computing the daily share  price  or
   making  distributions.  As a  result,  they  do  not
   appear   on  your  account  statement,  but  instead
   reduce the amount of total return you receive.

(7)The  distribution  and service  fees  applicable  to
   Class  A shares are currently set at 0.35%; however,
   the   Rule   12b-1   distribution  and   shareholder
   servicing  plan ("Plan") allows the Fund to  pay  up
   to  0.50%  in  these  fees.   The  distribution  and
   service fees applicable to Class C shares under  the
   Plan  are 1.00%, which is the amount currently being
   paid   by   the  Fund.   Further,  while  the   Fund
   currently   has   no   intention   of   paying   any
   distribution  or  service  fees  for  the  Class   I
   shares, the Plan allows the Fund to pay up to  0.50%
   in  these  fees.   For information relating  to  the
   Plan,    see    "Your    Account-Distribution    and
   Shareholder Servicing Plan."


(8)During   fiscal  2000,  Advisor  recovered   certain
   previously waived advisory fees. If the amount of the recoveries were included in the calculation of total expenses, "Management fee" would be 1.15% for each Class and "Total annual operating expenses" would be 1.68%, 2.33% and 1.33% for Class A, Class
   C and Class I respectively.

Example

     The  following  Example is intended  to  help  you
compare the cost of investing in the Fund with the cost
of  investing  in  other  mutual  funds.   The  Example
assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you have a 5% return each year and that the total annual operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

                  1 Year(1)   3 Years   5 Years   10 Years

     Class A(2)     $500        $816    $1,155     $2,110
     Class A(3)      256         484       834      1,824
     Class I(4)      224         375       649      1,432
     Class C(5)      321         682     1,170      2,513

     __________

     (1) If you did not redeem your shares in the first year, you would pay the following expenses: Class A load shares $500; Class I
         $120; Class C $221.


     (2) Only the 3.50% maximum sales charge
         imposed on purchases of Class A shares is reflected in the Example.


     (3) Only the 1% CDSC imposed on certain
         redemptions of Class A shares is reflected in the Example.


     (4) The 1% redemption fee imposed on certain redemptions of Class I shares is reflected in the Example.


     (5) The 1% CDSC imposed on certain redemptions of Class C shares is reflected in the Example.


INVESTMENT OBJECTIVE

     The  Fund's investment objective is to seek  long-
term   capital   appreciation.   Under  normal   market
conditions,  the  Fund  will attempt  to  achieve  this
objective  by investing at least 65% of its  assets  in
common   stocks  of  emerging  and  re-emerging  growth
companies.   The  Fund  may also hold  cash  and  money
market instruments to provide the Fund with liquidity and flexibility.


INVESTMENT STRATEGY

     In   managing   the   Fund's  portfolio,   Advisor
primarily   seeks   investments  in   emerging   growth
companies   that   have   a   small-to-medium    market
capitalization.   These companies may become  large-cap
over time, which would not necessarily cause Advisor to
sell  the  shares.  A small-cap company would typically
have a market capitalization of up to $1 billion, while
a medium-cap company would have a market capitalization
of  up to $3 billion.  Advisor's general strategy is to
be  fully invested, holding securities for their  long-
term  growth potential over a three- to five-year  time
frame.  Companies considered by Advisor to be "emerging
growth"  are  often  in  the  same  or  related  market
sectors.  Thus, the Fund may be heavily invested  in  a
single  sector.  However, one sector, like  technology,
may  include  numerous subsectors or  industries,  like
networking,   telecommunication   equipment,   software
application,   semiconductor,   voice-processing,    or
wireless.  The Fund may be concentrated in one  sector,
while  being diversified among several industries.   In
addition,   the  Fund  may  hold  large  positions   in
individual companies.  The performance of one, two,  or
a  few  stocks  may have a substantial  effect  on  the
Fund's  performance, both up and down.  To  the  extent
the  Fund concentrates its investments in this way,  it
will   be   more   susceptible  to  adverse   economic,
political, regulatory, or market developments affecting the sector, industry, or individual company in which the Fund has invested.

     When making purchase decisions for the Fund, Advisor uses a "buy discipline" that involves three key components:

                         *    Research

       Advisor    gathers   research    on    potential
       investment  candidates from a  wide  variety  of
       sources.    To   further   qualify   prospective
       investments,   it   analyzes  information   from
       corporate contacts, industry conferences, and visits with company management.

                         *    Fundamentals

       Once  the  research  phase is complete,  Advisor
       reviews  certain fundamental attributes that  it
       believes   a  "buy"  candidate  should  possess,
       including   (i)   management  excellence,   (ii)
       leading  industry  position  or  product,  (iii)
       projected annual revenue or sales growth of  15%
       or  more and projected earnings growth of 20% or
       more,  (iv)  significant investment in  research
       and   development,  and  (v)  strong   financial
       position including a low debt-to-total-capital ratio.

                         *    Valuation

       Finally,    Advisor    values    companies    by
       considering price-to-sales ratios and  price-to-
       earnings  ratios  within  a  peer  group.    For
       companies with earnings, the price-to-earnings ratio relative to a company's forecasted growth rate is the most important measure in Advisor's quantitative analytical process.

     Advisor  then constructs a list of securities  for
the  Fund  and  purchases them when  their  prices  are
within  a  pre-determined range.   Advisor  continually
monitors companies for variations from expectations.

     Advisor analyzes sell decisions for the Fund based on a number of factors, including, without limitation, significant deterioration in a company's underlying fundamentals, strong price appreciation suggesting an overweighted position or overvalued security, change in theme or sector orientation, or better relative value in other securities. No single factor is dispositive.
Advisor's philosophy is generally to hold stocks that have performed well, which may result in an apparent
"overweighting" from time to time.

IMPLEMENTATION OF INVESTMENT OBJECTIVE

     In implementing its investment objective, the Fund
may  invest  in the following securities  and  use  the
following   investment  techniques.   Some   of   these
securities and investment techniques involve special risks, which are described below, elsewhere in this Prospectus, and in the Fund's SAI.

Common Stocks and Other Equity Securities

     The  Fund  will invest in common stocks and  other
equity securities.  Other equity securities may include
depositary receipts or shares, and warrants  and  other
securities  convertible  or  exchangeable  into  common
stock.   Common  stocks  and  other  equity  securities
generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed-income securities.

Small Capitalization Companies

     The  Fund will invest a substantial portion of its
assets  in  small  companies.  While companies  with  a
smaller  market capitalization have the  potential  for
significant capital appreciation, the equity securities
of  these  companies  also involve greater  risks  than
those of larger, more established companies.  Small-cap
companies may lack the management experience or  depth,
financial   resources,  product  diversification,   and
competitive  strength  of  large-cap
companies. The market for small-cap securities is generally less liquid and subject to greater price volatility than the market for large-cap securities.


Non-Diversification


     As  a  "non-diversified" fund, the Fund may invest
in   a   more   limited   number  of   companies   than
"diversified" mutual funds.

Temporary Strategies

     Prior to investing the proceeds from sales of Fund
shares,  to  meet  ordinary daily cash  needs,  and  to
retain  the flexibility to respond promptly to  changes
in  market and economic conditions, the Fund  may  hold
cash  and/or invest all or a portion of its  assets  in
money  market instruments, which are short-term  fixed-
income  securities issued by private  and  governmental
institutions.  It is impossible to predict when or  for
how  long Advisor may employ these strategies  for  the
Fund.   To the extent the Fund engages in any of  these
temporary strategies, the Fund's ability to achieve its investment objective will be diminished.

FINANCIAL HIGHLIGHTS OF THE FUND

     The financial highlights table is intended to help you understand the Fund's financial performance for the fiscal years ended September 30, 2000, 1999 and 1998.
The total returns presented in the table represent the rate that an investor would have earned or lost on an investment in the Fund for the stated periods (assuming reinvestment of all dividends and distributions and excluding sales charges). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.


                                    Year Ended                              Year Ended                  Year Ended
                                September 30, 2000                      September 30, 1999          September 30, 1998
                      -------------------------------------     --------------------------------    ------------------
                      Class A         Class I       Class C     Class A    Class I    Class C(1)    Class A    Class I
Net asset value,
beginning of period    $11.89          $12.00        $11.85      $ 5.81     $ 5.84     $ 8.09        $10.00     $10.00
Income from
investment operations:
   Net investment loss  (0.38)(2)       (0.30)(2)     (0.60)(2)   (0.14)(3)  (0.09)(3)  (0.07)(3)     (0.09)(3)  (0.06)(3)
   Net realized and
    unrealized gains
    (losses) on
    investments         19.27           19.47         19.24        6.22       6.25       3.83         (4.10)     (4.10)
Total from investment
 operations             18.89           19.17         18.64        6.08       6.16       3.76         (4.19)     (4.16)
Net asset value,
 end of period         $30.78          $31.17        $30.49      $11.89     $12.00     $11.85         $5.81     $ 5.84
Total return(4)        158.87%         159.75%       157.30%     104.65%    105.48%     46.48%(5)    (41.90)%   (41.60)%

(Supplemental
 data and ratios)
Net assets, end of
 period (000's)       $1,201,524       $200,347      $44,111    $404,630    $64,653    $1,891        $216,533   $27,577
Ratio of expenses to
 average net assets     1.68%(6)(11)   1.33%(6)(11)   2.33%(11)   1.50%(6)   1.15%(6)   2.15%(7)(8)    1.50%(6)   1.15%(6)
Ratio of net
 investment loss to
 average net assets    (1.55)%(9)(11) (1.20)%(9)(11) (2.20)%(11) (1.44)%(9) (1.09)%(9) (2.09)%(8)(10) (1.30)%(9) (0.95)%(9)
Portfolio turnover
 rate(12)               21.9%           21.9%          21.9%       41.3%      41.3%      41.3%          19.7%      19.7%


________________________
(1) The Class C shares were first offered to investors on February 19, 1999.

(2) Net investment loss per share represents net investment loss divided by average shares outstanding throughout the year.


(3) Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.


(4) Total return excludes sales charges.


(5) Not annualized.


(6) Absent voluntary fee waivers for the years ended
    September 30, 2000, 1999 and 1998, respectively, the ratio of expenses to average net assets would have been 1.69%, 1.79% and 1.96% for Class A and 1.34%, 1.40% and 1.65% for Class I. Included in these fee waivers, for the years ended September 30, 2000, 1999 and 1998, respectively, were 12b-1 fee waivers of 0.01%, 0.09% and 0.15% for Class A and 0.01%, 0.05% and 0.19% for Class I.


(7) Absent voluntary fee waivers for the period February
    19, 1999 through September 30, 1999, the annualized ratio of expenses to average net assets would have been 2.31% for Class C. No 12b-1 fee waivers are included in these fee waivers since Class C had already incurred its maximum 12b-1 and shareholder servicing fees.


(8) Annualized.


(9) Absent voluntary fee waivers for the years ended
    September 30, 2000, 1999 and 1998, respectively, the ratio of net investment loss to average net assets would have been (1.56)%, (1.73)% and (1.76)% for
    Class A and (1.21)%, (1.34)% and (1.45)% for Class I.


(10)Absent voluntary fee waivers for the period February
    19, 1999 through September 30, 1999, the ratio of net investment loss to average net assets would have been (2.25)% for Class C.


(11)For the year ended September 30, 2000, the ratio includes Advisor fee waiver recovery (net) of 0.15% for Class A, Class I and Class C.


(12)Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

FUND MANAGEMENT AND DISTRIBUTION

Management

     The  Fund  has entered into an Investment Advisory
Agreement with Advisor under which Advisor manages the Fund's investments and business affairs, subject to the supervision of the Fund's Board of Directors.

     Advisor.  Advisor was organized in March 1990  and
serves   as   investment  advisor  to  individual   and
institutional  clients.  Under the Investment  Advisory
Agreement, the Fund pays Advisor an annual management fee of 1.00% of the Fund's average daily net assets attributable to each class of shares. The advisory fee is accrued daily and paid monthly. Advisor may from time to time voluntarily (but is not required to) waive all or a portion of its fee and/or reimburse all or a portion of the Fund's operating expenses (which waiver and/or reimbursement would be effected on a monthly basis).

     Under the Investment Advisory Agreement, not  only
is  Advisor  responsible for management of  the  Fund's
assets,   but  also  for  portfolio  transactions   and
brokerage.

     Investment    Committee.    Advisor's    Portfolio
Management Committee is primarily responsible  for  the
day-to-day  management  of  the  Fund's  assets.    The
Portfolio  Management Committee is headed by  LeRoy  C.
Kopp,  the  President and Chief Investment  Officer  of
Advisor.    The   Portfolio  Management  Committee   is
assisted  in its efforts by a team of research analysts
and  associates.   The  Portfolio Management  Committee
makes all investment decisions for the Fund by majority vote.

Custodian, Transfer Agent and Administrator

     Firstar Bank, N.A. acts as custodian of the Fund's
assets.   Firstar Mutual Fund Services, LLC  serves  as
transfer agent for the Fund ("Transfer Agent")  and  as
the  Fund's  administrator.   Firstar  Bank,  N.A.  and
Firstar   Mutual  Fund  Services,  LLC  are  affiliated
entities  and  are  collectively referred  to  in  this
Prospectus  as "Firstar."  Firstar serves as custodian,
transfer  agent,  administrator,  or  some  combination
thereof,   to   over  700  mutual  funds,  representing
approximately $100 billion in total assets.

Distributor

     Centennial Lakes Capital, Inc., a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"), acts as principal distributor of the Fund's shares ("Distributor"). As compensation for its services, the Distributor may retain all or a portion of (i) the initial sales charge from purchases of Class A shares, (ii) the CDSC from redemptions of Class A and Class C shares, if applicable, and (iii) the distribution and service fees payable with respect to Class A and Class C shares.


     From  time  to time, the Distributor may implement
programs   that   offer  additional   compensation   in
connection  with sales of Class A and Class  C  shares.
In  some  instances,  this  compensation  may  be  made
available  only  to  certain qualifying  brokers  whose
representatives  have  sold or  are  expected  to  sell
significant  amounts of shares.  All of  such  payments
will  be made by the Distributor out of its own assets,
but  may  be reimbursed by the Fund to the extent  such
payments  are  distribution  or  shareholder  servicing
expenses.  These programs will not change the price you
will  pay  for shares or the amount that the Fund  will
receive  from  such  a  sale.   No  such  programs   or
additional compensation will be offered to the extent that they are prohibited by the laws of any state or any self-regulatory agency with jurisdiction over the Distributor, such as the NASD.

YOUR ACCOUNT

Choosing a Class

     The Fund offers three classes of shares:  Class A,
Class  C  and Class I.  Class A and Class C shares  are
designed for "retail" investors, with a minimum initial
investment  of $5,000 ($2,000 for retirement accounts).
Class   I   shares  are  designed  for  "institutional"
investors,  with  a minimum initial  investment  of  $5
million.  Each class has its own cost structure.

     Class A                 Class C                   Class I
* Front-end sales        * No front-end            * No front-end
  charge with break        sales charge.             sales charge.
  points and certain
  exceptions.

* Contigent              * Contingent              * Redemption fee
  deferred sales           deferred sales charge     payable on
  charge imposed on        imposed on certain        certain
  certain redemptions.     redemptions.              redemptions.

* Current                * Current                 * No current
  distribution and         distribution and          distribution
  service fees equal       service fees equal to     or service
  to 0.35% of average      1.00% of average          fees.
  daily net assets.        daily net assets.


Class A Shares

     Class A shares are offered and sold on a continual basis at the next offering price ("Offering Price"), which is the sum of the net asset value per share
(computed after the purchase order and funds are received by the Transfer Agent) and the sales charge indicated below:

                                         Total Sales Charge
                           ---------------------------------------------

                               As a Percentage       As a Percentage
     Your Investment          of Offering Price     of Your Investment

     Up to $99,999                  3.50%                  3.63%
     $100,000 - $249,999            3.00%                  3.09%
     $250,000 - $499,999            2.00%                  2.04%
     $500,000 - $999,999            1.00%                  1.01%
     $1,000,000 - $4,999,999        None                   None

     No  sales charge is imposed on the reinvestment of
dividends or capital gains.  For information on how  to
reduce  the  sales charge or to determine  whether  you
qualify  to  purchase shares at net  asset  value,  see
"Class   A   Front-End   Sales   Charge   Waivers   and
Reductions," below.  Class A shares are also  currently
subject  to  distribution  and  service  fees   in   an
aggregate amount of 0.35% of the average daily net assets attributable to such shares, although the Plan, which is described in more detail under "Distribution and Shareholder Servicing Plan," permits the payment of up to 0.50% in such fees.


     Investments in Class A shares above $1 million are
not assessed an initial sales charge.  However, you may
be  charged  a  1%  CDSC on shares redeemed  within  24
months of purchase.  The imposition of the CDSC may  be
waived  by the Distributor.  See "Class A and  Class  C
CDSC  Waivers," below.  For purposes of the  CDSC,  all
purchases  made during a calendar month are counted  as
having  been made on the first day of that month.   The
CDSC  is based on the lesser of the then current  value
or  the  original  purchase price of the  shares  being
redeemed, and is not imposed on shares acquired through
the  reinvestment  of dividends or capital  gains.   To
avoid the imposition of the CDSC, the Fund will first redeem any shares held in your account that are not subject to the CDSC and then redeem shares in the order in which they were purchased.

Class C Shares

     Class C shares are offered and sold on a continual
basis  at  their  net asset value (computed  after  the
purchase  order and funds are received by the  Transfer
Agent) without any initial sales charge.  However,  you
may  be charged a 1% CDSC on shares redeemed within  12
months of purchase.  The imposition of the CDSC may  be
waived  by the Distributor.  See "Class A and  Class  C
CDSC  Waivers," below.  For purposes of the  CDSC,  all
purchases  made during a calendar month are counted  as
having  been made on the first day of that month.   The
CDSC  is based on the lesser of the then current  value
or  the  original  purchase price of the  shares  being
redeemed and is not imposed on shares acquired  through
the  reinvestment  of dividends or capital  gains.   To
avoid  the imposition of the CDSC, the Fund will  first
redeem  any  shares held in your account that  are  not
subject to the CDSC and then redeem shares in the order
in  which  they  were purchased.   The  Fund  has  also
adopted a Rule 12b-1 plan with respect to the Class C shares pursuant to which the Fund pays distribution and service fees in an aggregate amount of 1.00% of the average daily net assets attributable to such shares.
See "Distribution and Shareholder Servicing Plan" for more information.

Class I Shares

     Class I shares are offered and sold on a continual
basis  at  their  net asset value (computed  after  the
purchase  order and funds are received by the  Transfer
Agent) without any initial sales charge.  However,  you
may  be  charged  a redemption fee of 1%  of  the  then
current value of the shares on redemptions made  within
24   months  of  purchase.   The  imposition   of   the
redemption  fee may be waived by the Fund.   Redemption
fees  are paid directly into Fund assets to help  cover
the  costs  that  short-term  trading  generates.    In
addition,   as   described   in   more   detail   under
"Distribution and Shareholder Servicing Plan," the Fund has adopted a Rule 12b-1 plan with respect to the Class
I shares which permits the payment of up to 0.50% in distribution and service fees. For the foreseeable future, however, the Fund has no intention of paying any distribution or service fees in connection with the Class I shares.

Class A Front-End Sales Charge Waivers and Reductions

     Waivers  for  Certain  Investors.   The  following
individuals and institutions may purchase Class A shares without any initial sales charge:

                         * certain retirement plans, such as profit-sharing,
                           pension, 401(k), 403(b), and simplified employee pension plans (SEP's and SIMPLE's), subject to minimum requirements with respect to the number of employees or amount of purchase, which may be established from time to time by the Distributor;

                         * persons who have taken a distribution from a
                           retirement plan invested in Class A, Class C or Class I shares of the Fund, to the extent of the distribution, provided that the distribution is reinvested within 90 days of the payment date;

                         * government entities that are prohibited from
                           paying mutual fund sales charges;

                         * registered broker-dealers who have entered into a
                           selling or service agreement with the Distributor and who have achieved certain sales objectives of the Fund, for their investment accounts only, and certain employees of such broker-dealers, and their spouses, children, grandchildren, and parents, in accordance with the internal policies and procedures of the employing broker-dealer;

                         * owners of private accounts managed by Advisor who
                           completely liquidate their private account and purchase Fund shares with the proceeds within 90 days of the liquidation;

                         * trust companies investing $1 million or more for
                           common trust or collective investment funds;

                         * registered investment companies;

                         * any person who purchases shares of the Fund with
                           redemption proceeds from a money market fund, provided that this sales charge waiver is only available (i) to persons who immediately prior to their investment in the money market fund were shareholders of the Fund, (ii) to the extent of the investment in the money market fund being redeemed, and (iii) for one such purchase within 12 months of redemption;

                         * "wrap accounts" for the benefit of clients of
                           registered broker-dealers having a selling or service agreement with the Distributor; and

                         * any person who purchases shares of the Fund with
                           redemption proceeds from a registered investment company other than the Fund and on which the investor paid either a front-end sales charge or a contingent deferred sales charge, provided that the proceeds are invested in the Fund within ten days of the redemption.

     Please contact your investment professional, the Distributor, or the Transfer Agent for more information on purchases at net asset value.

     Reducing Sales Charges. If you are not eligible for a waiver, there are two ways that you can combine multiple purchases of Class A shares to take advantage of the breakpoints in the sales charge schedule:
namely, you may participate in the Fund's Right of Accumulation program or execute a Letter of Intent.
Both options are described in detail in the SAI.

Class A and Class C CDSC Waivers

      The primary purpose of the CDSC is to encourage long-term investing in the Fund. Accordingly, the CDSC on Class A and Class C shares may be waived if:

                         * the redemption results from the death or total and
                           permanent disability of the shareholder which occurs after the purchase of the shares being redeemed; or

                         * the selling broker-dealer elects to waive receipt
                           of a commission, if any, paid at the time of sale.

Distribution and Shareholder Servicing Plan

     The Fund has adopted a plan pursuant to Rule 12b-1
under  the 1940 Act ("Plan") with respect to each class
of  shares.  Under the terms of the Plan, the  Class  A
and   Class  I  shares  may  be  required  to  pay  the
Distributor (i) a distribution fee for the promotion and distribution of shares of up to 0.25% of the average daily net assets of the Fund attributable to each class (computed on an annual basis) and (ii) a shareholder servicing fee for personal service provided to shareholders of up to 0.25% of the average daily net assets of the Fund attributable to each class

(computed on an annual basis).  Payments under the Plan
with respect to Class A shares are currently limited to
0.35%, which represents a 0.10% distribution fee and  a
0.25% shareholder servicing fee; the Fund currently has
no   intention  of  paying  any  Rule  12b-1  fees   in
connection  with  the Class I shares.   The  Plan  also
provides that the Class C shares may be required to pay
the  Distributor (i) a distribution fee of up to  0.75%
of   the   average  daily  net  assets  of   the   Fund
attributable  to  such  class (computed  on  an  annual
basis)  and (ii) a shareholder servicing fee of  up  to
0.25%  of  the  average daily net assets  of  the  Fund
attributable  to  such  class (computed  on  an  annual
basis).   The  Fund currently intends to make  payments
under  the  Plan with respect to the Class C shares  to
the  maximum extent allowable under the Plan.   Because
Rule 12b-1 fees are paid out of the Fund's net assets on an ongoing basis, over time these fees will increase the cost of your investment and could cost you more than paying other types of sales charges.

Investing in the Fund

     The Fund is generally closed to new investors, other than qualified retirement plans. If you are a shareholder, however, you are welcome to add to your account through purchases of additional shares of the Fund and you may open one or more new accounts so long as you are a full or partial beneficial owner of the account.

     Before  opening an account and investing  in  Fund
shares,    you    should   contact   your    investment
professional.  Then, you should:

     (1)  Read this Prospectus carefully.

     (2)  Determine how much you would like to  invest.
          The minimum initial investment requirements are:

          (a)  Class A and Class C shares:

               *    Non-retirement account:                 $5,000
               *    Retirement account:                     $2,000
               *    Subsequent investments:                 $100 or more
               *    Automatic Investment Plan ("AIP"):      $3,000
                    (to maintain the plan, you must invest
                    at least $50 per month)

          (b)  Class I shares:

               *    All accounts:                           $5 million
               *    Subsequent investments:                 No minimum

          The Fund may change or waive these minimums at any time.

     (3)  Complete the appropriate parts of the account
          application,    carefully    following    the
          instructions. If you have questions, please contact your investment professional or the Fund at 1-888-533-KOPP. Account applications will be accepted by the Distributor, the Transfer Agent, or investment professionals who have entered into a selling or service agreement with the Distributor.

     (4)  Make   your  initial  investment,   and   any
          subsequent    investments,   following    the
          instructions set forth below.

Buying Shares

     Opening  an  Account.  You may open an account  by
completing an account application and paying  for  your
shares  by check or wire. You may also open an  account
using the Fund's exchange privilege, which is discussed
in  detail  in the SAI.  An exchange is not a  tax-free
transaction.   All new account applications  should  be
given to your
investment     professional     or     forwarded     to
the  Distributor or the Transfer Agent, whose addresses
appear  on the back cover page of this Prospectus.   If
your  application  is  accepted, your  shares  will  be
bought  at  the  next Offering Price or  at  net  asset
value, as applicable, computed after the Transfer Agent
receives your order in proper form.  See "Valuation  of
Fund  Shares."   The  Fund does not consider  the  U.S.
Postal  Service or other independent delivery  services
to  be  its  agents.  Deposit in the  mail  or  with  a
delivery  service does not constitute  receipt  by  the
Transfer Agent.  If you use an investment professional,
it  is his or her responsibility to transmit your order
to buy shares to the Transfer Agent before the close of
business   on  the  day  you  place  your   order.    A
confirmation indicating the details of each purchase transaction will be sent to you promptly.

     By check

                         * Make out a check for the investment amount,
                           payable to "Kopp Emerging Growth Fund." Payment should be made in U.S. funds by check drawn on a U.S. bank, savings and loan, or credit union. The Fund will not accept cash, third-party checks, credit cards or money orders.


                         * You may be charged a transaction fee and/or other
                           fees or charges in addition to the sales charge with respect to Class A shares sold by certain broker-dealers. Certain broker-dealers may also charge for purchases of Class C shares.


                         * If your check does not clear, you will be charged
                           a $25 service fee. You will also be responsible for any losses suffered by the Fund as a result.

                         * All applications to purchase Fund shares are
                           subject to acceptance by the Fund and are not binding until so accepted. The Fund reserves the right to decline to accept a purchase application in whole or in part.

     By wire

                         * Instruct your bank to use the following
                           instructions when wiring funds:

          Wire to:           Firstar Bank, N.A.

                             ABA Number 042000013


          Credit:            Firstar Mutual Fund Services, LLC

                             Account 112-952-137

          Further credit:    Kopp Emerging Growth Fund
                             (class of shares being purchased)
                             (shareholder account number)
                             (shareholder name/account registration)

                         * Please call 1-888-533-KOPP prior to wiring any
                           funds to notify the Transfer Agent that the wire is coming and to confirm the wire instructions.

                         * The Fund is not responsible for the consequences
                           of delays resulting from the banking or Federal Reserve wire system.

     Adding to an Account. You may add to your account by check or wire. You may also add to your account using the Fund's exchange privilege. Please see the SAI for more information. A confirmation indicating the details of each subsequent purchase transaction will be sent to you promptly.

     By check

                         * Make out a check for the investment amount,
                           payable to "Kopp Emerging Growth Fund." Neither cash nor third-party checks will be accepted.

                         * Fill out the detachable investment slip from an
                           account statement or send a note specifying your account number and the name(s) in which the account is registered.

                         * Deliver the check and your investment slip or note
                           to your investment professional, the Distributor or the Transfer Agent.

     By wire

                         * Follow the wire instructions used to open an
                           account.

     Automatic    Investment   Plan.    The   Automatic
Investment Plan ("AIP") is a method of using dollar cost averaging, which is an investment strategy that involves investing a fixed amount of money at a regular time interval. By always investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. The AIP allows you to make regular, systematic investments in Class A or Class C shares of the Fund from your bank checking account. The minimum initial investment for investors using the AIP is $3,000. Please refer to the SAI for instructions as to how you may establish the AIP for your account, or call 1-888-533-KOPP.

     Special Notes on Investing in the Fund.  The  Fund
reserves the right to open to all new investors in  the
future  at  the discretion of Advisor based on  various
factors,   including   assets  under   management   and
investment opportunities.

     Short-term  or excessive trading into and  out  of
the  Fund may harm performance by disrupting investment
strategies  and  by increasing expenses.   Accordingly,
the  Fund may decline to accept an application  or  may
reject   a   purchase  order,  including  an  exchange,
particularly from a market timer or an investor who, in Advisor's opinion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. For these purposes, Advisor may consider an investor's trading history in the Fund or other mutual funds.

Redeeming or Selling Shares

     To Redeem or Sell Some or All of Your Shares.
Generally, you may sell or request redemption of part or all of your Fund shares at any time. The price per share will be the net asset value next computed (less the redemption fee or CDSC, if applicable) after your redemption request is received in proper form by the Transfer Agent. See "Valuation of Fund Shares." The
Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.
Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent. If you use an investment professional, it is his or her responsibility to transmit your order to sell shares to the Transfer Agent before the close of business on the day you place your order. The Fund normally will mail your redemption proceeds within one or two business days and, in any event, no later than seven business days after receipt by the Transfer Agent of a redemption request in good order. However, the Fund may hold payment until investments that were made by check, telephone, or pursuant to the AIP have been collected (which may take up to 15 days from the initial investment date). Redemptions may be made by written request, telephone, or wire. You may also redeem shares using the Fund's exchange privilege, as discussed in the SAI. An exchange is not a tax-free transaction.

     By written request

                         * Write a letter of instruction relating to the Kopp
                           Emerging Growth Fund. Include your share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.

                         * Include all signatures and any additional
                           documents that may be required. See "Redeeming or Selling Shares-Special Situations," below.

                         * Forward the materials to the Transfer Agent.

                         * A check will be mailed to the name(s) and address
                           in which the account is registered, or otherwise according to your letter of instruction.

     By telephone

                         * Fill out the "Telephone Redemption" section of
                           your new account application.

                         * To place your redemption request, please call
                           1-888-533-KOPP.

                         * Redemption requests by telephone are available for
                           redemptions of $1,000 to $75,000. Redemption requests for less than $1,000 or more than $75,000 must be in writing.

                         * Proceeds redeemed by telephone will be mailed or
                           wired only to your address or bank of record as shown on the records of the Transfer Agent.

                         * To arrange for telephone redemptions after an
                           account has been opened or to change the bank, account, or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. The request must be signed by each shareholder of the account, with the signatures guaranteed. Further documentation may be requested from corporations, executors, administrators, trustees, and guardians. See "Redeeming or Selling Shares-Special Situations," below.

                         * To reduce the costs associated with market timing,
                           the Fund reserves the right to refuse any request made by telephone and may limit the amount involved or the number of telephone redemptions.

                         * Once you place a telephone redemption request, it
                           cannot be canceled or modified.

                         * Neither the Fund nor the Transfer Agent will be
                           responsible for the authenticity of redemption instructions received by telephone. Accordingly, you bear the risk of loss. However, the Fund will use reasonable procedures to ensure that instructions received by telephone are genuine, including recording telephonic transactions and sending written confirmation of such transactions to investors.

                         * You may experience difficulty in implementing a
                           telephone redemption during periods of drastic economic or market changes. If you are unable to contact the Transfer Agent by telephone, you may also redeem shares by written request, as noted above.

     By wire

                         * Fill out the "Telephone Redemption" section of
                           your new account application.

                         * To verify that the telephone redemption privilege
                           is in place on an account, or to request the forms to add it to an existing account, please call 1-888-533-KOPP.

                         * Redemption requests by telephone that are to be
                           transmitted via wire transfer are available for redemptions of between $1,000 and $75,000. Redemption requests for more than $75,000 must be in writing.


                         * Funds will be wired on the next business day.  A
                           $15 fee will be deducted from your account.

     Special  Situations.   If you  are  acting  as  an
attorney-in-fact for another person, or as a trustee or
on  behalf  of  a corporation, additional documentation
may  be  required  in  order to  effect  a  redemption.
Questions regarding such circumstances may be  directed
to  your  investment professional, or to  the  Transfer
Agent by calling 1-888-533-KOPP.  In addition, the Fund
requires  a  signature  guarantee  for  all  authorized
owners  of  an account:  (i) when you submit a  written
redemption request for more than $75,000; (ii) when you
add  the  telephone redemption option to your  existing
account;  (iii)  if  you  transfer  ownership  of  your
account to another individual or entity; or (iv) if you
request  redemption proceeds to be sent to  an  address
other than the address that appears on your account.  A
signature  guarantee may be obtained from any  eligible
guarantor  institution.   These  institutions   include
banks, saving associations, credit unions, brokerage firms, and others. A notary public stamp or seal is not acceptable.

     Redemptions in Kind. The Fund reserves the right to redeem in kind (i.e., in securities or assets other than cash) any redemption request during any 90-day period in excess of the lesser of (i) $250,000 or (ii)
1% of the net asset value of the class of shares being redeemed. Please see the SAI for more information.

     IRAs.    Shareholders  who  have   an   Individual
Retirement  Account  ("IRA") or other  retirement  plan
must  indicate on their redemption requests whether  or
not  to  withhold  federal  income  taxes.   Redemption
requests failing to indicate an election will be subject to withholding.

     Termination  of  Accounts.  Your  account  may  be
terminated  at  any  time  by  the  Fund  if,  after  a
redemption of shares in your account, the value of  the
remaining shares in the account falls below $1,000.   A
check for the proceeds of redemption will be sent to you within seven days of the actual redemption.


     Fee  for Special Services.  The Fund may charge  a
fee   for   special   services,   such   as   providing
shareholders with historical account statements or overnight delivery, that are beyond the normal scope of its services.

VALUATION OF FUND SHARES

     The  price  of Fund shares is based on the  Fund's
net  asset value, which is calculated using the  market
price  method of valuation and is determined as of  the
close of trading (generally 4:00 p.m. Eastern Time)  on
each  day the New York Stock Exchange ("NYSE") is  open
for  business.  The Fund does not determine  net  asset
value  on days the NYSE is closed.  The NYSE is  closed
on  New  Year's  Day,  Martin  Luther  King,  Jr.  Day,
President's    Day,   Good   Friday,   Memorial    Day,
Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas  Day.  In addition, if any of these  holidays
falls  on  a  Saturday, the NYSE will not be  open  for
trading  on the preceding Friday, and when such holiday
falls  on  a  Sunday, the NYSE will  not  be  open  for
trading   on  the  succeeding  Monday,  unless  unusual
business  conditions exist, such as  the  ending  of  a
monthly  or  yearly accounting period.   The  price  at
which  a  purchase  order  or  redemption  request   is
effected is based on the next calculation of net asset value after the order is placed or the request is received in good order.


DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT


     For federal income tax purposes, all dividends and
distributions of net realized short-term capital  gains
you  receive  from  the Fund are  taxable  as  ordinary
income,  whether  reinvested in  additional  shares  or
received  in cash. Distributions of net realized  long-
term  capital gains you receive from the Fund,  whether
reinvested  in additional shares or received  in  cash,
are  taxable  as  a  capital gain.   The  capital  gain
holding  period  (and  the  applicable  tax  rate)   is
determined by the length of time that the Fund has held
the  security and not the length of time that you  have
held shares in the Fund.  You will be informed annually
as  to  the  amount  and nature of  all  dividends  and
capital gains paid during the prior year.  Such capital
gains  and  dividends may also be subject to  state  or
local taxes.  If you buy shares of the Fund when it has
realized  but  not  yet distributed income  or  capital
gains,  you  will be "buying a dividend" by paying  the
full  price for the shares and then receiving a portion
of   the   price  back  in  the  form  of   a   taxable
distribution. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.


     Dividends  and capital gains, if any, are  usually
distributed in November or December.  Please note  that
the  objective of the Fund is capital appreciation, not
the  production  of  income.  You  should  measure  the
success  of  your  investment  by  the  value  of  your
investment   at  any  given  time  and   not   by   the
distributions you receive. Because of its investment objective, the Fund expects that its distributions will consist primarily of long-term capital gains.


     All dividends and capital gains distributions will
automatically be reinvested in additional  Fund  shares
at  the  then  prevailing net asset  value  unless  you
specifically request that dividends or capital gains or
both  be  paid  in  cash.   If  you  elect  to  receive
dividends  or capital gains distributions in  cash  and
the  post  office cannot deliver the check, or  if  the
check  remains  uncashed  for  six  months,  the   Fund
reserves  the  right  to reinvest  the  check  in  your
account at the Fund's then current net asset value  and
to  reinvest all subsequent distributions in shares  of
the  Fund  until  the Fund receives an updated  address
from  you.   The election to receive dividends in  cash
or reinvest them in shares may be changed by writing to the Fund at Kopp Funds, Inc., c/o Firstar Mutual Fund
Services,  LLC,  P.O.  Box  701,  Milwaukee,  Wisconsin
53201-0701. Such notice must be received at least ten days prior to the record date of any dividend or capital gains distribution.

ADDITIONAL INFORMATION

INVESTMENT ADVISOR

   Kopp Investment Advisors, Inc.
   7701 France Avenue South, Suite 500
   Edina, Minnesota  55435

DISTRIBUTOR

   Centennial Lakes Capital, Inc.
   7701 France Avenue South, Suite 500
   Edina, Minnesota  55435

CUSTODIAN

   Firstar Bank, N.A.

   425 Walnut Street
   Cincinnati, Ohio 45202

TRANSFER AGENT AND ADMINISTRATOR

   Firstar Mutual Fund Services, LLC

   For overnight deliveries, use:         For regular mail deliveries, use:
   Kopp Funds, Inc.                       Kopp Funds, Inc.

   c/o Firstar Mutual Fund Services, LLC  c/o Firstar Mutual Fund Services, LLC
   615 E. Michigan Street                 P.O. Box 701
   Third Floor                            Milwaukee, Wisconsin  53201-0701
   Milwaukee, Wisconsin  53202


The  SAI  for  the  Fund contains detailed  information
about  the  Fund.   Additional  information  about  the
Fund's  investments is contained in the  Fund's  annual
and semi-annual reports to shareholders.  These reports
provide  a  discussion  of the  market  conditions  and
investment  strategies that significantly affected  the
Fund's performance during the preceding fiscal year  or
semi-annual  period as appropriate.   The  Fund's  SAI,
which   is   incorporated  by   reference   into   this
Prospectus, annual reports and semi-annual reports are available without charge upon request to the address, toll-free telephone number, or Website noted on the cover page of this Prospectus. These documents may also be obtained from certain financial intermediaries.


Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Please call the SEC at 1-202-942-
8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are also available on the SEC's Internet
Website located at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

The Fund's 1940 Act File Number is 811-8267.

          STATEMENT OF ADDITIONAL INFORMATION



                   Kopp Funds, Inc.

               Kopp Emerging Growth Fund

          7701 France Avenue South, Suite 500
                Edina, Minnesota 55435
               Telephone: 1-888-533-KOPP

               Facsimile: 1-952-841-0411

              Website:  www.koppfunds.com





      This  Statement of Additional Information ("SAI")
is  not  a prospectus and should be read together  with
the   Prospectus  of  the  Kopp  Emerging  Growth  Fund
("Fund") dated January 26, 2001. The Fund is a series of Kopp Funds, Inc. ("Corporation").


      The Fund's audited financial statements for the year ended September 30, 2000, are incorporated herein by reference to the Fund's 2000 Annual Report.


     A copy of the Fund's 2000 Annual Report and/or its Prospectus is available without charge upon request to the above-noted address, toll-free telephone number or website.










This Statement of Additional Information is dated January 26, 2001.

TABLE OF CONTENTS


FUND ORGANIZATION                                                     24

FUND POLICIES:  FUNDAMENTAL AND NON-FUNDAMENTAL                       25

IMPLEMENTATION OF INVESTMENT OBJECTIVE                                27

DIRECTORS AND OFFICERS                                                29

PRINCIPAL SHAREHOLDERS                                                31

INVESTMENT ADVISOR                                                    32

FUND TRANSACTIONS AND BROKERAGE                                       33

CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT               34

ADMINISTRATOR AND FUND ACCOUNTANT                                     34

DISTRIBUTOR                                                           13

ARRANGEMENTS WITH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES   14

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN                           15


PURCHASE, EXCHANGE AND PRICING OF SHARES                              17


REDEMPTIONS IN KIND                                                   20


TAXATION OF THE FUND                                                  20


PERFORMANCE INFORMATION                                               20


INDEPENDENT ACCOUNTANTS                                               22


FINANCIAL STATEMENTS                                                  22



      You should rely only on the information contained in this document and the Fund's Prospectus. We have not authorized anyone to provide you with information that is different. This SAI is not an offer to sell securities in any state or jurisdiction in which an offering may not lawfully be made.

FUND ORGANIZATION

       The   Corporation  is  an  open-end   management
investment  company, commonly referred to as  a  mutual
fund.   The  Corporation is organized  as  a  Minnesota
company and was incorporated on June 12, 1997.

      The Corporation is authorized to issue shares  of
common  stock  in series and classes.  The  Corporation
currently  offers  one  series  of  shares:   the  Kopp
Emerging  Growth Fund.  The shares of common  stock  of
the Fund are further divided into three classes:  Class
A,  Class C and Class I.  Each share of common stock of
each  class  of shares of the Fund is entitled  to  one
vote, and each share is entitled to participate equally
in  dividends  and capital gains distributions  by  the
respective  class of shares and in the residual  assets
of  the  respective class in the event of  liquidation.
However,  each class of shares bears its own  expenses,
is  subject to its own sales and redemption charges, if
any,   and  has  exclusive  voting  rights  on  matters
pertaining   to   the  Rule  12b-1   distribution   and
shareholder servicing plan as it relates to that class.

      No certificates will be issued for shares held in your account. You will, however, have full shareholder rights.

       Generally,   the  Fund  will  not  hold   annual
shareholders'   meetings   unless   required   by   the
Investment  Company  Act  of 1940,  as  amended  ("1940
Act"), or Minnesota law.

FUND POLICIES:  FUNDAMENTAL AND NON-FUNDAMENTAL

       The   following   are  the  Fund's   fundamental
investment policies which cannot be changed without the
approval of a majority of the Fund's outstanding voting
securities.  As used herein, a "majority of the  Fund's
outstanding voting securities" means the lesser of  (i)
67%   of  the  shares  of  common  stock  of  the  Fund
represented at a meeting at which more than 50% of the outstanding shares are present or (ii) more than 50% of the outstanding shares of common stock of the Fund.

     The Fund:

     1. May not issue senior securities, except as permitted under the 1940 Act;

     2.   May (i) borrow money from banks and (ii) make
          other   investments  or   engage   in   other
          transactions permissible under the  1940  Act
          which may involve a borrowing, provided  that
          the  combination of (i) and  (ii)  shall  not
          exceed  33  1/3% of the value of  the  Fund's
          assets (including the amount borrowed),  less
          the    Fund's    liabilities   (other    than
          borrowings), except that the Fund may borrow up to an additional 5% of its assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments).
          The Fund may also borrow money from other persons to the extent permitted by applicable law;

     3.   May  not  act  as an underwriter  of  another
          company's  securities, except to  the  extent
          that  the  Fund  may  be  deemed  to  be   an
          underwriter   within  the  meaning   of   the
          Securities  Act  of 1933, as  amended  ("1933
          Act"), in connection with the purchase and sale of portfolio securities;

     4.   May not invest more than 25% of its assets in
          securities of companies in any one  industry.
          This   restriction   does   not   apply    to
          obligations issued or guaranteed by the  U.S.
          government,       its      agencies,       or
          instrumentalities;

     5.   May  not purchase or sell real estate  unless
          acquired   as   a  result  of  ownership   of
          securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities);

     6. May not make loans if, as a result, more than 33 1/3% of the Fund's assets would be lent to other persons, except through purchases of debt securities or other debt instruments or engaging in repurchase agreements;

     7. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities); and

     8.   Notwithstanding    any   other    fundamental
          investment policy or restriction, may  invest
          all  of  its  assets in the securities  of  a
          single open-end management investment company
          with   substantially  the  same   fundamental
          investment    objective,    policies,     and
          restrictions as the Fund.

      The Fund's investment objective, which is to seek long-term capital appreciation, is also a fundamental investment policy which cannot be changed without the approval of a majority of the Fund's outstanding voting securities.

      The following are the Fund's non-fundamental investment policies which may be changed by the Board of Directors of the Fund without shareholder approval.

     The Fund may not:

     1.   Sell  securities short, unless the Fund  owns
          or   has   the  right  to  obtain  securities
          equivalent   in  kind  and  amount   to   the
          securities  sold short, or unless  it  covers
          such  short  sale as required by the  current
          rules  and  positions of the  Securities  and
          Exchange Commission ("SEC") or its staff, and
          provided   that  transactions   in   options,
          futures   contracts,   options   on   futures
          contracts,  or  other derivative  instruments
          are   not   deemed   to  constitute   selling
          securities short.

     2.   Purchase  securities on margin,  except  that
          the  Fund may obtain such short-term  credits
          as   are  necessary  for  the  clearance   of
          transactions;   and  provided   that   margin
          deposits    in   connection   with    futures
          contracts,  options on futures contracts,  or
          other   derivative  instruments   shall   not
          constitute purchasing securities on margin.

     3.   Invest in illiquid securities if, as a result
          of  such investment, more than 15% of its net
          assets   would   be  invested   in   illiquid
          securities, or such other amounts as may be permitted under the 1940 Act.

     4.   Purchase   securities  of  other   investment
          companies except in compliance with the  1940
          Act.

     5.   Engage  in  futures  or  options  on  futures
          transactions which are impermissible pursuant
          to  Rule 4.5 under the Commodity Exchange Act
          ("CEA")  and,  in accordance with  Rule  4.5,
          will   use  futures  or  options  on  futures
          transactions  solely for  bona  fide  hedging
          transactions (within the meaning of the CEA);
          provided,  however,  that the  Fund  may,  in
          addition  to  bona fide hedging transactions,
          use    futures   and   options   on   futures
          transactions if the aggregate initial  margin
          and   premiums  required  to  establish  such
          positions, less the amount by which any such options positions are in the money (within the meaning of the CEA), do not exceed 5% of the Fund's net assets.

     6.   Make  any loans other than loans of portfolio
          securities, except through purchases of  debt
          securities  or  other  debt  instruments   or
          engaging   in   repurchase  agreements   with
          respect to portfolio securities.

     7.   Borrow  money  except from banks  or  through
          reverse  repurchase  agreements  or  mortgage
          dollar   rolls,   and   will   not   purchase
          securities when bank borrowings exceed 5% of its assets.

       Unless   noted   otherwise,  if   a   percentage
restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets or in the market value of the investment will not constitute a violation of that restriction.

IMPLEMENTATION OF INVESTMENT OBJECTIVE

       The   following   information  supplements   the
discussion of the Fund's investment objective and strategy described in the Prospectus under the headings
"Investment Objective" and "Investment Strategy."

Depositary Receipts

      The  Fund may invest in the equity securities  of
foreign  companies  by purchasing depositary  receipts,
including  American  Depositary Receipts  ("ADRs")  and
European    Depositary   Receipts   ("EDRs").     These
securities  may not necessarily be denominated  in  the
same currency as the securities into which they may  be
converted.   Generally, ADRs, in registered  form,  are
denominated in U.S. dollars and are designed for use in
the  U.S.  securities markets, while  EDRs,  in  bearer
form,  may be denominated in other currencies  and  are
designed for use in European securities markets.   ADRs
are  receipts typically issued by a U.S. bank or  trust
company   evidencing  ownership   of   the   underlying
securities.   EDRs are European receipts  evidencing  a
similar  arrangement.   For  purposes  of  the   Fund's
investment policies, ADRs and EDRs are deemed  to  have
the  same  classification as the underlying  securities
they  represent.   Thus,  an ADR  or  EDR  representing
ownership of common stock will be treated as common stock.

      Investments  in  securities of foreign  companies
involve risks which are in addition to the usual  risks
inherent  in  domestic investments.  In many  countries
there  is  less  publicly available  information  about
companies than is available in the reports and  ratings
published  about  companies in the U.S.   Additionally,
foreign   companies   are  not   subject   to   uniform
accounting,    auditing,   and   financial    reporting
standards. Other risks that may be present in foreign investment include the following:

     *    expropriation;

     *    confiscatory taxation;

     *    withholding taxes on dividends and interest;

     * less extensive regulation of foreign brokers, securities markets, and companies;

     *    costs incurred in conversions between currencies;

     * the illiquidity and volatility of foreign securities markets;

     * the possibility of delays in settlement in foreign securities markets;

     *    limitations on the use or transfer of assets
          (including suspension of the ability to transfer currency from a given country);

     * the difficulty of enforcing obligations in other countries; diplomatic developments; and

     *    political or social instability.

     Foreign economies may differ from the U.S. economy
in  various  respects, and many foreign securities  are
less  liquid  and their prices are more  volatile  than
comparable U.S. securities.  From time to time, foreign
securities  may  be  difficult  to  liquidate   rapidly
without   adverse   price   effects.    Certain   costs
attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

Convertible Securities

      The  Fund  may invest in convertible  securities,
which  are bonds, debentures, notes, preferred  stocks,
or  other  securities  that may be  converted  into  or
exchanged  for  a specified amount of common  stock  or
warrants  of the same or a different company  within  a
particular  period  of  time at a  specified  price  or
formula.  A convertible security entitles the holder to
receive  interest normally paid or accrued on  debt  or
the   dividend  paid  on  preferred  stock  until   the
convertible security matures or is redeemed, converted,
or   exchanged.   Convertible  securities  have  unique
investment characteristics in that they generally:

     * have higher yields than common stocks, but lower yields than comparable non-convertible securities;

     * are less subject to fluctuation in value than the underlying stock (or warrant) since they have fixed income characteristics; and


     * provide the potential for capital appreciation if the market price of the underlying common stock (or warrant) increases.

     A   convertible   security  may  be   subject   to
redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock (or warrant), or sell it to a third party.

Borrowing

      The Fund is authorized to borrow money from banks
and   make   other  investments  or  engage  in   other
transactions permissible under the 1940 Act  which  may
be  considered  a  borrowing (such as  mortgage  dollar
rolls and reverse repurchase agreements), provided that
the  amount borrowed cannot exceed 33 1/3% of the value
of the Fund's net assets.  The Fund's borrowings create
an  opportunity  for greater return to  the  Fund  and,
ultimately,  the Fund's shareholders, but at  the  same
time   increase  exposure  to  losses.   In   addition,
interest payments and fees paid by the Fund on any borrowings may offset or exceed the return earned on borrowed funds. The Fund currently intends to borrow money only for temporary, extraordinary, or emergency purposes.

Lending Portfolio Securities

      The  Fund  may lend portfolio securities  with  a
value  not exceeding 33 1/3% of the Fund's total assets
to  brokers  or  dealers, banks or other  institutional
borrowers  of securities as a means of earning  income.
In  return, the Fund will receive collateral in cash or
money  market  instruments.  Such  collateral  will  be
maintained at all times in an amount equal to at  least
100%   of  the  current  market  value  of  the  loaned
securities.  The purpose of such securities lending  is
to  permit  the  borrower to use  such  securities  for
delivery  to  purchasers when such  borrower  has  sold
short.    The   Fund  will  continue  to  receive   the
equivalent  of the interest or dividends  paid  by  the
issuer  of the securities lent, and the Fund  may  also
receive interest on the investment of collateral, or  a
fee  from  the borrower as compensation for  the  loan.
The    Fund   may   pay   reasonable   custodial    and
administrative fees in connection with the  loan.   The
Fund  will  retain  the  right to  call,  upon  notice,
securities  loaned.   While  there  may  be  delays  in
recovery  or  even a risk of loss of collateral  should
the  borrower  fail financially, the Fund's  investment
advisor  will  review  the  credit  worthiness  of  the
entities to which such loans are made to evaluate those
risks.   Although the Fund is authorized to  lend,  the
Fund does not presently intend to engage in lending.

Non-Diversification

      While the Fund is "non-diversified," which means that it is permitted to invest its assets in a more limited number of companies than "diversified" mutual funds, the Fund intends to diversify its assets to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Code"). To qualify:

     * not more than 25% of the total value of the Fund's assets may be invested in securities of any one issuer or of any two or more issuers controlled by the Fund, which, pursuant to the regulations under the Code, may be deemed to be engaged in the same, similar, or related trades or businesses, and


     * with respect to 50% of the total value of the Fund's assets (i) not more than 5% of its total assets may be invested in the securities of any one issuer and
          (ii) the Fund may not own more than 10% of the outstanding voting securities of any one issuer.

     These  percentage  limitations  do  not  apply  to
investments  in  U.S.  government  securities  or   the
securities of other regulated investment companies.  To
the  extent  that a relatively high percentage  of  the
Fund's  assets  are  invested in the  securities  of  a
limited  number of companies, the Fund's portfolio  may
be more susceptible to a single economic, political, or
regulatory   occurrence  than  the   portfolio   of   a
diversified mutual fund.

Concentration

      The  Fund  has  adopted a fundamental  investment
policy  which  prohibits the Fund from  investing  more
than  25%  of its assets in the securities of companies
in  any  one  industry.  An industry is  defined  as  a
business-line  subsector  of  a  stock-market   sector.
While  the  Fund may be heavily invested  in  a  single
market  sector  like  technology or  health  care,  for
example, it will not invest more than 25% of its assets
in  securities  of  companies in any  one  industry  or
subsector.   Technology industries  or  subsectors  may
include  networking;  database  and  data  warehousing;
software    applications;    semiconductors;     voice-
processing;  telecommunications equipment;  laser-based
components;  and wireless business lines.   Health-care
services industries or subsectors may include research reagents, diagnostics and genomics.

Temporary Strategies

      As  described in the Prospectus under the heading
"Implementation  of  Investment  Objective,"  prior  to
investing proceeds from sales of Fund shares,  to  meet
ordinary   daily  cash  needs,  and   to   retain   the
flexibility  to respond promptly to changes  in  market
and  economic conditions, the Fund may hold cash and/or
invest  all or a portion of its assets in money  market
instruments.   The money market instruments  which  the
Fund may purchase are limited to:

     U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United
States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes, and bonds;

        Bank   Obligations.    Obligations   (including
certificates    of   deposit,   bankers'   acceptances,
commercial   paper   (see  below),   and   other   debt
obligations) of banks subject to regulation by the U.S.
government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks;

     Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

        Fully    Insured   Certificates   of   Deposit.
Certificates   of   deposit  of   banks   and   savings
institutions,  having  total assets  of  less  than  $1
billion,  if the principal amount of the obligation  is
insured  by  the  Bank Insurance Fund  or  the  Savings
Association   Insurance  Fund   (each   of   which   is
administered   by   the   Federal   Deposit   Insurance
Corporation), limited to $100,000 principal amount per certificate and to 15% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate;

      Commercial Paper. Commercial paper rated within the two highest grades by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation
("S&P") or, if not rated, issued by a company having an outstanding debt issue rated at least Aaa by Moody's or AAA by S&P; and

       Money   Market  Funds.   Securities  issued   by
registered investment companies holding themselves out as money market funds which attempt to maintain a stable net asset value of $1.00 per share.

DIRECTORS AND OFFICERS

      Under the laws of the State of Minnesota, the Board of Directors of the Fund is responsible for managing the Fund's business and affairs.

      The  directors and officers of the Fund, together
with   information  as  to  their  principal   business
occupations  during  the last  five  years,  and  other
information,  are shown below.  Each  director  who  is
deemed  an "interested person" of the Fund, as  defined
in  the  1940  Act, is indicated by an  asterisk.   The
directors and officers listed below have served as such since inception of the Fund on June 12, 1997, except as otherwise noted.

     *LeRoy C. Kopp, Chief Executive Officer, President and a Director of the Fund.

      Mr. Kopp, 66 years old, is the founder, President
and   Chief   Investment  Officer  of  Kopp  Investment
Advisors, Inc. ("Advisor").  Prior to founding  Advisor
in  1990,  Mr.  Kopp spent 30 years with Dain  Bosworth
Inc., where he was the Manager of the Edina, Minnesota,
branch  and  a  Senior Vice President.   Mr.  Kopp  has
received a number of business and community honors and awards, including Upper Midwest Entrepreneur of the Year for Emerging Companies. Mr. Kopp graduated with distinction with a B.B.A. degree from the University of Minnesota in 1956. Mr. Kopp served as Chief Financial
Officer and Treasurer of the Fund from February 1998 to December 1998.

     Kathleen S. Tillotson, Executive Vice President and Secretary of the Fund.

      Ms.  Tillotson, 44 years old, joined  Advisor  in
March  1996  as  Vice  President and  General  Counsel.
Since  January 1, 2000, she has also been the Secretary
of  Advisor and of Centennial Lakes Capital, Inc.,  the
Fund's  distributor ("Distributor").   From  June  1998
through  December  1999, she served  as  the  Assistant
Secretary  of  the Distributor. In 1981, Ms.  Tillotson
graduated  from Tulane University School of  Law  magna
cum   laude.   Before  joining  Advisor  in  1996,  Ms.
Tillotson practiced law as an associate and principal with law firms in Boston and Minneapolis.

     John P. Flakne, Chief Financial Officer and
Treasurer of the Fund.

      Mr.  Flakne,  35  years old,  joined  Advisor  in
December  1998 as Controller.  On January 1,  2000,  he
became  Advisor's Chief Financial Officer and Treasurer
and  the  Chief  Executive Officer and Chief  Financial
Officer  of  the  Distributor.   In  1989,  Mr.  Flakne
graduated  from  the  University of  Minnesota  with  a
B.S.B.  in  Accounting  and a Computer  Science  minor.
Before  joining  Advisor in December 1998,  Mr.  Flakne
held  various accounting-related positions as  follows:
From August 1989 until December 1994, Mr. Flakne worked
for  Coopers & Lybrand L.L.P., Minneapolis,  Minnesota,
first as an Associate and eventually as a Manager; from
January  1995  until June 1997, Mr. Flakne  worked  for
Carlson  Companies, Inc., Minnetonka, Minnesota,  first
as  a  Manager  and  then as Interim  Director  of  the
Corporate Audit function; from July 1997 until  January
1998,  Mr. Flakne worked for Bertram, Vallez, Kaplan  &
Talbot,  Ltd., New Hope, Minnesota, a CPA and  business
consulting firm, as a Senior Manager; and from February
1998  until  November  1998,  Mr.  Flakne  worked   for
Caterpillar   Paving  Products  Inc.,  Brooklyn   Park,
Minnesota,   a   division  of  Caterpillar   Inc.,   as
Controller.   Mr.  Flakne is a  CPA.   Mr.  Flakne  has
served as Chief Financial Officer and Treasurer of the Fund since December 1998.

     Robert L. Stehlik, a Director of the Fund.

      Mr. Stehlik, 62 years old, has been a Director of
the  Fund  since  September 8, 1997.   Mr.  Stehlik  is
currently the Senior Vice President of Peoples Bank  of
Commerce,  which  is  based in Minneapolis,  Minnesota.
Mr.  Stehlik  has  held this position  since  September
1998.   For four years prior to that, he served as  the
Senior Vice

President  of Richfield  Bank  &  Trust Co.,  based  in
Richfield,   Minnesota.  Prior  to  that, he served  in
various   capacities  at  First  Bank (now  U.S. Bank),
based in Minneapolis, Minnesota, including Senior  Vice
President.

     Thomas R. Stuart, a Director of the Fund.

      Mr. Stuart, 55 years old, has been a Director  of
the  Fund since September 8, 1997.  Since May 1988, Mr.
Stuart  has  served  as Chairman  and  Chief  Executive
Officer   of   the   Bureau  of  Engraving,   Inc.,   a
manufacturer of interconnect devices and a provider of commercial printing and home education services based in Minneapolis, Minnesota.


      The  address of Mr. Kopp, Ms. Tillotson, and  Mr.
Flakne  is 7701 France Avenue South, Suite 500,  Edina,
Minnesota  55435.  Mr. Stehlik's address is  3600  West
80th  Street, Suite 130, Minneapolis, Minnesota  55431.
Mr.   Stuart's   address  is  3400  Technology   Drive,
Minneapolis, Minnesota 55418.


     As of December 31, 2000, officers and directors of the Fund beneficially owned none of the shares of the Fund's then outstanding Class A or Class C shares and 35.70% of the Fund's then outstanding Class I shares.


      Directors and officers of the Fund who are also officers, directors, or employees of Advisor do not receive any remuneration from the Fund for serving as directors or officers. Accordingly, neither Mr. Kopp, Ms. Tillotson nor Mr. Flakne receive any remuneration from the Fund for their services as directors and/or officers. However, Messrs. Stehlik and Stuart receive the following fees for their services as directors of the Fund:

Name                Cash Compensation(1)   Other Compensation   Total
Robert L. Stehlik         $15,000                  $0          $15,000
Thomas R. Stuart          $15,000                  $0          $15,000
__________

(1)Each  director  who  is  not deemed  an  "interested
   person"  of  the Fund, as defined in the  1940  Act,
   receives $3,500 for each Board of Directors  meeting
   attended  by  such person, a $1,000 per fiscal  year
   stipend  if  all  such meetings  are  attended,  and
   reimbursement  of  reasonable expenses  incurred  in
   connection therewith.  The Board held four  meetings
   during  fiscal  2000 and both of  the  disinterested
   directors  attended all four meetings.   Thus,  each
   disinterested director received $15,000 during such time period from the Fund. Disinterested directors may elect to receive their compensation in the form of cash, shares of the Fund, or both.

PRINCIPAL SHAREHOLDERS

      As of December 31, 2000, the following persons owned of record or are known by the Fund to own beneficially 5% or more of a class of the Fund's outstanding shares:



  Name and Address                   Number of Shares                   Percentage
                          -----------------------------------   ------------------------- Percentage
                          Class A          Class C    Class I   Class A  Class C  Class I  of Fund

Kopp Investment             N/A              N/A   2,065,680.699 N/A      N/A    29.56%    3.80%
 Advisors, Inc.
7701 France Avenue
 South, Ste 500
Edina, MN  55435

LeRoy C. Kopp(1)            N/A              N/A   1,061,319.833 N/A      N/A    15.19%    1.95%
7701 France Avenue
 South, Ste 500
Edina, MN  55435

Kopp Family Foundation      N/A              N/A   702,693.929   N/A      N/A    10.06%    1.29%
7701 France Avenue
 South, Ste 500
Edina, MN  55435



  Name and Address                   Number of Shares                  Percentage
                          ----------------------------------   ------------------------- Percentage
                          Class A          Class C   Class I   Class A  Class C  Class I   of Fund

Muggs & Co.                 N/A              N/A   775,218.517   N/A      N/A    11.10%    1.43%
c/o Firstar Trust Co.
P.O. Box 1787
Milwaukee, WI 53201-1787

Norwest Bank MN NA          N/A              N/A   459,749.625   N/A      N/A     6.58%    0.85%
 Custodian
FBO Littfin Lumber Company
401K Profit Sharing Plan
P.O. Box 1533
Minneapolis, MN  55480-1533

La Crosse & Co.             N/A              N/A   409,781.400   N/A      N/A     5.86%    0.75%
311 Main Street
P.O. Box 489
La Crosse, WI 54602-0489

Charles Schwab & Co. Inc.   2,604,841.617    N/A   N/A           5.77%    N/A     N/A      4.79%
Attn. Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122


____________

(1) Mr. Kopp owns 100% of Kopp Holding Company ("KHC") which owns 100% of Advisor.


      Based on the foregoing, as of December 31, 2000, LeRoy C. Kopp owned a controlling interest in the Fund's Class I shares; however no person owned a controlling interest in the Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Fund.

INVESTMENT ADVISOR

       Kopp  Investment  Advisors  ("Advisor")  is  the
investment advisor to the Fund.  Advisor and Centennial
Lakes  Capital,  Inc. ("Distributor") are  wholly-owned
subsidiaries of Kopp Holding Company ("KHC")  which  is
controlled  by LeRoy C. Kopp, the President  and  Chief
Investment  Officer of Advisor and sole shareholder  of
KHC.   Kathleen  S.  Tillotson is the  Vice  President,
Secretary and General Counsel of Advisor, and  John  P.
Flakne is the Chief Financial Officer and Treasurer  of
the  Advisor.   Ms. Tillotson is also the Secretary  of
the  Distributor and Mr. Flakne is the Chief  Executive
Officer and Chief Financial Officer of the Distributor.

     The investment advisory agreement between the Fund
and  Advisor  dated  as of October 1,  1997  ("Advisory
Agreement") had an initial term of two years and is now
required  to  be  approved annually  by  the  Board  of
Directors of the Fund or by vote of a majority  of  the
Fund's  outstanding  voting  securities.   Each  annual
renewal must also be approved by the vote of a majority
of  the  Fund's  directors who are not parties  to  the
Advisory  Agreement or interested persons of  any  such
party,  cast  in  person at a meeting  called  for  the
purpose  of  voting  on  such approval.   The  Advisory
Agreement was most recently approved on August 21, 2000 by the full Board of Directors, including a majority of the disinterested directors. The Advisory Agreement is terminable without penalty on 60 days' written notice by the Board of Directors, by vote of a majority of the Fund's outstanding voting securities, or by Advisor, and will terminate automatically in the event of its assignment.

     Under the terms of the Advisory Agreement, Advisor
manages  the  Fund's investments and business  affairs,
subject  to  the supervision of the Board of Directors.
At  its expense, Advisor provides office space and  all
necessary  office facilities, equipment, and  personnel
for   managing  the  investments  of  the   Fund.    As
compensation for its
services, the Fund pays Advisor an annual management fee of 1.00% of the Fund's average daily net assets attributable to each class of shares. The advisory fee is accrued daily and paid monthly.

      Advisor may from time to time voluntarily (but is
not required or obligated to) waive all or a portion of
its  fee  and/or  reimburse all or a portion  of  class
operating   expenses.   Effective  January  31,   2000,
Advisor voluntarily agreed to waive its management fee to the extent necessary to ensure that the Fund's total annual operating expenses for the (i) Class A shares do not exceed 1.75% of average daily net assets, (ii)
Class C shares do not exceed 2.40% of average daily net assets, and (iii) Class I shares do not exceed 1.40% of average daily net assets. The Advisor may recover previously waived management fees. As of September 30, 2000, the Advisor had recovered all previously waived management fees in the amount of $1,704,101.


      For the fiscal years ended September 30, 1998 and
1999, the Advisor waived 0.31% and 0.20%, respectively,
of  its  annual  management fee so that Fund  operating
expenses  would  not exceed certain  limits.   For  the
fiscal  year ended September 30, 1998, Advisor received
$1,772,722 attributable to Class A shares and  $159,542
attributable  to Class I shares.  For the  fiscal  year
ended  September 30, 1999, Advisor received  $2,578,525
attributable to Class A shares, $366,047 attributable to Class I shares and $4,153 attributable to Class C shares. For the fiscal year ended September 30, 2000, Advisor received $8,883,776 attributable to Class A shares, $1,371,104 attributable to Class I shares and $175,481 attributable to Class C shares and $1,704,101 of previously waived management fees.

FUND TRANSACTIONS AND BROKERAGE

       Under   the   Advisory  Agreement,  Advisor   is
responsible  for  decisions to buy and sell  securities
for  the  Fund  and  for the placement  of  the  Fund's
securities business, the negotiation of the commissions
to  be paid on such transactions, and the allocation of
portfolio brokerage and principal business.  Trades may
be   done  with  brokers,  dealers  and,  on  occasion,
issuers.    Remuneration   for   trades   may   include
commissions, dealer spreads, mark-ups, and mark-downs.

      In executing transactions on behalf of the Fund, Advisor has no obligation to deal with any particular broker or dealer. Rather, Advisor seeks to obtain the best qualitative execution. The best net price is an important factor, but Advisor also considers the full range and quality of a broker's services, as described below. Recognizing the value of the range of services, the Fund may not pay the lowest commission or spread available on any particular transaction. Brokerage may be allocated based on the sale of the Fund's shares where best execution and price may be obtained from more than one broker.

      Section 28(e) of the Securities Exchange  Act  of
1934,   as   amended  ("Section  28(e)"),  permits   an
investment advisor, under certain circumstances, to cause an account to pay a broker who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker would have charged for effecting the transaction. Brokerage and research services include:

     * furnishing advice as to the value of securities, the advisability of investing, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities;

     * furnishing analyses and reports concerning issuers, industries, sectors, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and

     * effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

     In selecting brokers, Advisor considers investment
and  market  information and other  research,  such  as
economic,  securities, and market research provided  by
such  brokers  and  the  quality  and  reliability   of
brokerage services, including execution capability  and
financial responsibility.  Accordingly, the commissions
charged  by  any  such broker may be greater  than  the
amount  another firm might charge if Advisor determines
in  good  faith that the
amount of such commissions is reasonable in relation to
the value of  the  research information  and  brokerage
services provided  by  such broker.  Advisor   believes
that the research information received in this   manner
provides the Fund with benefits by supplementing the research otherwise available to the Fund. Any such higher commissions will not, however, be paid by the Fund unless:

     * Advisor determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of Advisor's overall responsibilities with respect to the accounts, including the Fund, as to which it exercises investment discretion;

     * such payment is made in compliance with applicable state and federal laws; and


     * in the opinion of Advisor, the total commissions paid by the Fund are reasonable in relation to the benefits to the Fund over the long term.

      Advisor  places portfolio transactions for  other
advisory  accounts in addition to the  Fund.   Research
services  furnished  by firms through  which  the  Fund
effects  its  securities transactions may  be  used  by
Advisor in servicing all of its accounts; that is,  not
all  of  such  services  may  be  used  by  Advisor  in
connection with the Fund.  Advisor believes it  is  not
possible  to  measure  separately  the  benefits   from
research  services  received by each  of  the  accounts
(including the Fund) managed by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker (if any) paid by each account for brokerage and research services will vary.
However, Advisor believes any such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis.

     Since  January 1, 2000, Advisor has  allocated  to
the  Fund  all  securities purchased in initial  public
offerings   in   which  Advisor's  clients   have   the
opportunity  to  participate.   Advisor  believes  that
through  this  policy,  the  greatest  number  of   its
clients, direct and indirect, will benefit.  Of course,
no  assurance can be made that any such allocations  to
the  Fund  will  be  profitable to  Fund  shareholders.
Advisor  expects  that, at the  present  rate  of  such
allocations, such allocations will not have a  material
effect  on  the Fund's performance.  Advisor  generally
seeks  to  allocate  portfolio  transactions  equitably
whenever  concurrent decisions are made to purchase  or
sell  securities  by  the  Fund  and  another  advisory
account.  In some cases, this procedure could  have  an
adverse effect on the price or the amount of securities
available to the Fund.  Other than as described  above,
there can be no assurance that a particular purchase or
sale  opportunity will be allocated to  the  Fund.   In
making  allocations between the Fund and other advisory
accounts, certain factors considered by Advisor are the
respective investment objectives, the relative size  of
portfolio   holdings   of  the   same   or   comparable
securities, the availability of cash for investment, and the size of investment commitments generally held.


     The aggregate amount of brokerage commissions paid by the Fund for the fiscal years ended September 30, 1998, 1999 and 2000 was $150,375, $66,454 and $17,986,
respectively. During fiscal 2000, the Fund did not pay brokerage commissions with respect to transactions for which research services were provided, and neither the Fund nor Advisor had any agreement or understanding with any broker or dealer to direct brokerage to such broker or dealer because of research services provided to the Fund.


       The   Fund,   Advisor  and   Distributor   have,
collectively, adopted a Code of Ethics, as required by Rule 17j-1 of the 1940 Act. The Code of Ethics permits personnel of Advisor and Distributor to invest in securities for their own accounts, including securities held or to be purchased by the Fund. Under the Code, all personnel are subject to various restrictions on their personal trading. The Code of Ethics is on public file with, and available from, the Securities and Exchange Commission ("SEC").


CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT


      As  custodian of the Fund's assets, Firstar Bank,
N.A.,  425  Walnut Street, Cincinnati, Ohio 45202,  has
custody  of  all  securities  and  cash  of  the  Fund,
delivers  and receives payment for portfolio securities
sold,   receives  and  pays  for  portfolio  securities
purchased,  collects income from investments,  if  any,
and performs other duties, all as
directed by the officers  of  the  Fund.  The Fund  has
a $50,000,000 secured  line  of  credit  with   Firstar
Bank.  Any borrowings  under  the  line  would  be  for
liquidity purposes only.  The  Fund  has not drawn from
the line of credit.    Firstar  Mutual  Fund  Services,
LLC, an  affiliate  of Firstar  Bank,   N.A.,  acts  as
transfer agent and dividend-disbursing agent for the Fund ("Transfer Agent").

ADMINISTRATOR AND FUND ACCOUNTANT

      The  Transfer  Agent also provides administrative
and  fund  accounting services to the Fund pursuant  to
separate  administration and fund accounting agreements
dated    as   of   October   1,   1997,   as    amended
("Administration   Agreement"  and   "Fund   Accounting
Agreement," respectively). Under these Agreements, the Transfer Agent:

     * calculates the daily net asset value of each class of shares;

     * prepares and files all federal and state tax returns;

     *    oversees the Fund's insurance relationships;

     * participates in the preparation of registration statements, proxy statements and reports;

     * prepares compliance filings relating to the registration of the Fund's shares pursuant to state securities laws;

     *    compiles data for and prepares notices to the SEC;

     * prepares financial statements for annual and semi-annual reports;

     * monitors the Fund's expense accruals and performs securities valuations;

     * monitors compliance with the Fund's investment policies; and

     * generally assists in the Fund's administrative operations.

     For the foregoing services, the Transfer Agent receives from the Fund the following fees, computed daily and payable monthly based on the average net assets per class of shares:

     * pursuant to the Administration Agreement, the Transfer Agent receives a fee at the annual rate of
          0.07 of 1% on the first $200 million, 0.05 of 1% on the next $400 million, and 0.03 of 1% on average net assets in excess of $600 million, subject to an annual minimum of $70,000 (for all classes of shares), plus out-of-pocket expenses; and

     * pursuant to the Fund Accounting Agreement, the Transfer Agent receives a fee of $45,000 on the first
          $100 million, 1.875 of 1% on the next $200 million, and
          1.125 of 1% on average net assets in excess of $300 million, plus out-of-pocket expenses.

     For the fiscal years ended September 30, 1998, 1999 and 2000, the Transfer Agent received $150,195,
$231,702 and $524,680, respectively, for its services under the Administration Agreement and $57,693, $71,076 and $167,882, respectively, for its services under the Fund Accounting Agreement.

DISTRIBUTOR

     Under a distribution agreement dated as of October
1,   1997,   as  amended  and  restated  ("Distribution
Agreement"),    Centennial    Lakes    Capital,    Inc.
("Distributor")  acts as principal distributor  of  the
Fund's  shares.   The Distributor's principal  business
address is 7701 France Avenue South, Suite 500,  Edina,
Minnesota   55435.   The Distributor is  controlled  by
KHC, which in turn is controlled by LeRoy C. Kopp.  Mr.
Kopp   also   controls   Advisor.    Accordingly,   the
Distributor and Advisor are affiliated entities.

      The  Distribution  Agreement  provides  that  the
Distributor will use its best efforts to distribute the
Fund's  shares,  which  shares  are  offered  for  sale
continuously  at (i) net asset value per share  plus  a
maximum  initial sales charge of 3.50% of the  offering
price,  in  the case of Class A shares,  and  (ii)  net
asset value per share without the imposition of a front-
end  sales charge, in the case of Class C and  Class  I
shares.  Investments in Class A shares above $1 million
are not assessed an initial sales charge.  However, the
Distributor  may impose a 1% contingent deferred  sales
charge  ("CDSC")  on  such shares  redeemed  within  24
months of purchase.  The Distributor may also impose  a
1%  CDSC on Class C shares redeemed within 12 months of
purchase.  In addition, redemptions of Class  I  shares
within  24  months  of purchase may  be  charged  a  1%
redemption fee.  The Fund does not currently  have  any
arrangements  that  result in breakpoints  in,  or  the
elimination  of, sales charges or redemption  fees  for
directors and/or other affiliated persons of the  Fund,
although  the Fund has historically waived the  initial
minimum  investment requirements for such persons  with
respect  to their purchases of Class I shares.  Certain
waivers   and/or  reductions  of  sales   charges   and
redemption  fees  are,  however,  available  to   other
persons   and   institutions,  as  described   in   the
Prospectus under the heading "Your Account."  Any sales
charges   assessed   become   the   property   of   the
Distributor; redemption fees are the property of the Fund.

      With respect to Class A shares, the Distributor may pay a portion of the applicable initial sales charge due upon the purchase of such shares to the broker-dealer, if any, involved in the trade, as follows:

   Dollar Amount of           Initial Sales    Portion of Initial Sales Charge
   Shares Purchased             Charge(1)        Paid to Broker-Dealer(1)(2)

   Up to $99,999                 3.50%                     3.00%
   $100,000 - $249,999           3.00%                     2.55%
   $250,000 - $499,999           2.00%                     1.70%
   $500,000 - $999,999           1.00%                     0.85%
   $1,000,000 - $4,999,999       None                      None(3)
_____________________
(1) Reflected as a percentage of the offering price of Class A shares. The offering price is the sum of the net asset value per share plus the initial sales charge indicated in the table ("Offering
    Price").

(2) At  the discretion   of the  Distributor, all sales
    charges may at times be paid to the broker-dealer, if any, involved in the trade. A broker-dealer paid all or substantially all of the sales charge may be deemed an "underwriter" under the 1933 Act.

(3) The Distributor may, in its  discretion and out  of
    its  own  assets, pay  a  1% commission to  broker-
    dealers  who  initiate  and  are  responsible   for
    purchases of Class  A shares between  $1,000,000  -
    $4,999,999.  The Distributor  may  also  pay  a  1%
    commission to broker-dealers who initiate and are responsible for purchases of Class C shares.

       Pursuant   to  the  terms  of  the  Distribution
Agreement, the Distributor bears the costs of  printing
prospectuses and shareholder reports which are used for
selling purposes, as well as advertising and any  other
costs  attributable to the distribution of Fund shares.
Certain of these expenses may be reimbursed pursuant to
the   terms   of   the  Rule  12b-1  distribution   and
shareholder  servicing  plan discussed  below.   As  of
September 30, 2000, there were $828,728 of unreimbursed distribution and shareholder servicing fees accrued.


       As  compensation  for  its  services  under  the
Distribution Agreement, the Distributor may retain  all
or  a  portion  of  (i) the initial sales  charge  from
purchases  of  Class  A  shares;  (ii)  the  CDSC  from
redemptions  of  Class  A  and  Class  C   shares,   if
applicable; and (iii) the Rule 12b-1 fees payable  with
respect to the Class A and Class C shares (as described
under  "Distribution and Shareholder  Servicing  Plan,"
below).  For the fiscal years ended September 30, 1998,
1999  and 2000, the aggregate dollar amount of  initial
sales  charges imposed on purchases of Class  A  shares
was $10,604,987, $923,997 and $2,492,299; the aggregate
dollar amount of CDSCs imposed on redemptions of  Class
A  or  Class C shares was $0, $0 and $30,245;  and  the
aggregate dollar amount of Rule 12b-1 fees payable with
respect  to  Class  A or Class C shares  was  $897,166,
$1,131,965  and  $3,285,878,  respectively.   Of  these
amounts, the Distributor retained $1,992,628, $181,831 and $1,155,899 from Class A sales charges; $0, $0 and $30,245 from Class A and Class C CDSCs; and $55,083,
$129,086 and $673,269 from Class A and Class C 12b-1 fees.

ARRANGEMENTS WITH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

     The  Distributor has entered into agreements  with
registered broker-dealers pursuant to which such broker-
dealers  have agreed to sell the Fund's shares  to  the
public.   Certain  of  these broker-dealers  have  also
agreed  to  perform, with respect to  shareholders  who
purchase Fund shares through the broker-dealer, certain
shareholder servicing functions which would  ordinarily
be  performed  by  the Transfer Agent.   The  Fund  has
agreed  to  compensate certain of these  broker-dealers
for  the  shareholder  services they  provide  and  the
Transfer  Agent,  in  turn, has agreed  to  reduce  its
transfer agency and servicing fee by a like amount  for
those  shareholder accounts which are serviced by  such
broker-dealers.   Under  these arrangements,  the  Fund
will  not  pay more in transfer agency and  shareholder
servicing  fees than it would otherwise pay  under  the
Transfer   Agency  Agreement.   In   some   cases   the
Distributor itself compensates certain broker-dealers for the shareholder services they provide.


     The  Fund  may  also pay, directly  or  indirectly
through   arrangements   with   Advisor   and/or    the
Distributor,  amounts to financial intermediaries  that
purchase shares of the Fund through an omnibus  account
and  provide administrative and/or transfer agent-types
of  services  relating to the Fund to their  customers.
These  services may include, among other  things,  sub-
accounting services, transfer agent services, answering
inquiries  relating to the Fund, and  transmitting,  on
behalf  of the Fund, proxy statements, annual  reports,
updated prospectuses and other communications regarding
the  Fund.   In such cases, to the extent paid  by  the
Fund,  the  Fund  will not pay more for these  services
through intermediary relationships than it would if the
intermediaries'  customers were direct shareholders  of
the  Fund.   The  Distributor may have authorized  such
intermediaries or their agents to receive purchase  and
redemption  orders  on  the Fund's  behalf.   In  these
cases, the Fund will be deemed to have received a purchase or redemption order when such intermediary receives the order, and the orders will be priced at the Fund's net asset value next computed after the time the orders were received by the intermediary.


     Certain   broker-dealers   and   other   financial
intermediaries may charge investors a fee for  the  use
of   specialized  purchase  and  redemption  procedures
offered to their investors. In addition, such entities may impose limitations, minimums and restrictions in addition to or different from those applicable to persons who invest in the Fund directly. Thus, persons who invest in the Fund through such entities may receive a lower total return than persons who invest in the Fund directly. Any investors purchasing shares through such a broker-dealer or financial intermediary should read the materials provided by the entity describing the procedures to be used for purchases and redemptions of Fund shares.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

Description of Plan

     With respect to each class of shares, the Fund has
adopted  a Rule 12b-1 plan under the 1940 Act  ("Plan")
pursuant  to which certain distribution and shareholder
servicing  fees may be paid to the Distributor.   Under
the  terms of the Plan, the Class A and Class I  shares
may   be  required  to  pay  the  Distributor   (i)   a
distribution fee for the promotion and distribution  of
shares  of up to 0.25% of the average daily net  assets
of  the Fund attributable to each class (computed on an
annual basis) and (ii) a shareholder servicing fee  for
personal  service  provided to shareholders  of  up  to
0.25%  of  the  average daily net assets  of  the  Fund
attributable  to  each  class (computed  on  an  annual
basis).  Payments under the Plan with respect to  Class
A   shares  are  currently  limited  to  0.35%,   which
represents  a  0.10%  distribution  fee  and  a   0.25%
shareholder  servicing fee; the Fund currently  has  no
intention  of paying any Rule 12b-1 fees in  connection
with  the Class I shares.  The Plan also provides  that
the Class C shares
may  be  required  to  pay   the   Distributor  (i)   a
distribution fee of up to  0.75% of the  average  daily
net  assets  of  the  Fund attributable to  such  class
(computed  on  an   annualized   basis)   and  (ii)   a
shareholder servicing fee of up to 0.25% of the average
daily net assets of the Fund attributable to such class
(computed on an  annual basis).   The  Fund   currently
intends to make payments under the Plan with respect to
the   Class C shares  to the   maximum extent allowable
under such  Plan.   The   Distributor is authorized, in
turn, to pay all or a portion  of  these fees  to   any
registered securities dealer,  financial institution or
other person ("Recipient") who  renders assistance   in
distributing or promoting the sale of Fund  shares,  or
who provides  certain  shareholder   services  to  Fund
shareholders, pursuant to  a  written agreement  ("Rule
12b-1 Related Agreement").  To the extent such  fee  is
not paid to  such persons, the Distributor may  use the
fee for its own  distribution  expenses   incurred   in
connection with the sale of Fund shares, or for any  of
its shareholder  servicing expenses.  In addition,  the
Advisor and Distributor may from  time  to  time   make
payments from their own resources to compensate others,
including   financial  intermediaries  with  whom   the
Distributor  or  Advisor  has   entered   into  written
agreements,   for,   among   other   things, performing
shareholder   servicing,   and   related administrative
functions. The Distributor or Advisor will determine the amount to be paid to such entities, including financial intermediaries and broker-dealers, provided that such amounts will not increase the amount that the Fund is allowed to pay under the Plan.


     The Plan is a "reimbursement" plan, which means that the fees paid by the Fund under the Plan are intended to reimburse the Distributor for services rendered and commission fees borne up to the maximum allowable distribution and shareholder servicing fees.
If the Distributor is due more money for its services rendered and commission fees borne than are immediately payable because of the expense limitation under the Plan, the unpaid amount is carried forward from period to period while the Plan is in effect until such time as it may be paid. No interest, carrying, or other finance charges will be borne by the Fund with respect to unpaid amounts carried forward.


     Payment of the distribution and servicing fees  is
to  be made quarterly after the Distributor forwards to
the Board of Directors of the Fund a written report  of
all  amounts  expensed pursuant to the Plan;  provided,
however, that the aggregate payments by the Fund  under
the   Plan   to  the  Distributor  and  all  Recipients
currently may not exceed 0.35% (on an annualized basis) with respect to the Class A and 1.00% (on an annualized basis) with respect to the Class C shares, of the average daily net assets of the Fund attributable to each such class of shares for that quarter.

     From  time to time, the Distributor may engage  in
activities that jointly promote the sale of  shares  of
one  or  more classes of shares, the cost of which  may
not  be  readily  identifiable as related  to  any  one
class.     Generally,    the   distribution    expenses
attributable to such joint distribution activities will be allocated among each class of shares on the basis of its respective net assets, although the Board of Directors may allocate such expenses in any other manner it deems fair and equitable.

     The  Plan,  including a form  of  the  Rule  12b-1
Related Agreement, has been unanimously approved by the
Board of Directors, including all of the members of the
Board  who are not "interested persons" of the Fund  as
defined  in  the  1940 Act and who have  no  direct  or
indirect  financial interest in the  operation  of  the
Plan    or    any   Rule   12b-1   Related   Agreements
("Disinterested Directors") voting separately.

     The  Plan,  and  any Rule 12b-1 Related  Agreement
which  is entered into, will continue in effect  for  a
period  of  more  than one year only  so  long  as  its
continuance is specifically approved at least  annually
by  a  vote  of  a  majority of  the  Fund's  Board  of
Directors, and of the Disinterested Directors, cast  in
person at a meeting called for the purpose of voting on
the  Plan,  or  the  Rule 12b-1 Related  Agreement,  as
applicable.  In addition, the Plan, and any Rule  12b-1
Related  Agreement, may be terminated with  respect  to
any  class at any time, without penalty, by vote  of  a
majority  of the outstanding voting securities  of  the
applicable   class,  or  by  vote  of  a  majority   of
Disinterested Directors (on not more than 60 days' written notice in the case of the Rule 12b-1 Related
Agreement only).

Amounts Expensed Under the Plan

     For  the fiscal year ended September 30, 2000, the
Fund  paid  out  $3,285,878 under the  Plan.   Of  this
amount, $102,502 was spent on advertising, $117,054 was
spent  on  printing and mailing prospectuses  to  other
than current shareholders, and $3,066,322 was spent  on
compensation   to   broker-dealers.   The   Distributor
retained $673,269 of the amounts expensed under the Plan.


     As  of  September 30, 2000, unreimbursed  expenses
which  were incurred by the Distributor under the  Plan
and  which  have  been carried forward to  fiscal  2001
amount   to  $828,728  (or  0.07%  of  the  net  assets
attributable to the Fund's Class A and Class C shares as of September 30, 2000).

Interests of Certain Persons

     With the exception of Advisor, in its capacity as the Fund's investment advisor, and the Distributor, in its capacity as principal distributor of Fund shares, no "interested person" of the Fund, as defined in the 1940 Act, and no director of the Fund who is an "interested person" has or had a direct or indirect financial interest in the Plan or any Rule 12b-1
Related Agreement.

Anticipated Benefits to the Fund

     The Board of Directors considered various factors in connection with its decision to approve and continue the Plan, including:

     * the nature and causes of the circumstances which make implementation and continuation of the Plan necessary and appropriate;

     * the way in which the Plan addresses those circumstances, including the nature and amount of expenditures;


     *    the nature of the anticipated benefits;


     * the merits of possible alternative plans or pricing structures;


     * the relationship of the Plan to other distribution efforts of the Fund, including the sales charge on Class A shares; and

     * the possible benefits of the Plan to any other person relative to those of the Fund.

     Based upon its review of the foregoing factors and
the  material  presented to it, and  in  light  of  its
fiduciary duties under relevant state law and the  1940
Act, the Board of Directors determined, in the exercise
of  its business judgment, that the Plan was reasonably
likely to benefit the Fund and its shareholders  in  at
least one or several potential ways.  Specifically, the
Board concluded that the Distributor and any Recipients
operating  under  Rule 12b-1 Related  Agreements  would
have  little  or  no  incentive  to  incur  promotional
expenses  on  behalf of the Fund if a Rule  12b-1  plan
were  not  in place to reimburse them, thus making  the
adoption  of the Plan important to the initial  success
and  thereafter, continued viability of the  Fund.   In
addition, the Board determined that the payment of Rule
12b-1  fees  to these persons should motivate  them  to
provide   an   enhanced  level  of  service   to   Fund
shareholders, which would, of course, benefit such shareholders. Finally, the Plan would help to increase net assets under management in a relatively short amount of time, given the marketing efforts on the part of the Distributor and Recipients to sell Fund shares, which should result in certain economies of scale.

     While  there  is no assurance that the expenditure
of  Fund assets to finance distribution of Fund  shares
will  have  the  anticipated  results,  the  Board   of
Directors believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will monitor the distribution and shareholder servicing expenses of the Fund, it will be able to evaluate the benefit of such expenditures in deciding annually whether to continue the Plan.

PURCHASE, EXCHANGE AND PRICING OF SHARES

Purchase of Shares

     The Fund offers three classes of shares:  Class A,
Class  C  and  Class I.  As discussed above  under  the
heading  "Distributor," the Class A shares are  offered
and  sold  subject  to an initial  sales  charge  (with
certain  exceptions), while the Class  C  and  Class  I
shares are offered and sold without being subject to an
initial  sales  charge.  In addition,  a  CDSC  may  be
charged  on certain redemptions of Class A and Class  C
shares  and a redemption fee may be charged on  certain
redemptions  of  Class  I  shares.   Please  see  "Your
Account" in the Prospectus for more information.

     As  noted  above, Class A shares may be  purchased
without the imposition of an initial sales charge under
certain circumstances.  In addition, the initial  sales
charge may be reduced if multiple purchases of Class  A
shares  are  combined.   You may combine  purchases  of
Class A shares to take advantage of the breakpoints in the sales charge schedule by participating in either the Fund's Right of Accumulation ("ROA") program or by executing a Letter of Intent ("LOI").

     * Right of Accumulation. The ROA allows you to purchase Class A shares at the sales charge applicable to the sum of (i) the dollar amount then being purchased, plus (ii) the higher of either (a) the current market value (calculated at the applicable Offering Price) or (b) the actual purchase price of all Fund shares already held by you, your spouse, and your minor children or you and members of a "qualified group." A "qualified group" is one that was formed at least one year prior to the ROA purchase, has a purpose other than buying Fund shares at a discount, has more than ten members, can arrange meetings between the Distributor and group members, agrees to include Fund literature in mailings to its members, agrees to arrange for payroll deductions or other bulk transmissions of investments to the Fund, and meets other uniform criteria that allow the Distributor to achieve cost savings in distributing shares of the Fund. To receive the ROA, at the time of purchase, you must give your investment professional, the Distributor, or the Transfer Agent sufficient information to determine whether the purchase will qualify for a reduced sales charge.

     * Letter of Intent. You may also qualify for a reduced sales charge on the purchase of Class A shares by completing the LOI section of the account application. By completing the LOI, you express an intention to invest during the next 13-month period a specified amount (minimum of at least $100,000) which, if made at one time, would qualify for a reduced sales charge. Any shares you own on the date you execute the LOI may be used as a credit toward the completion of the LOI. However, the reduced sales charge will only apply to new purchases. Any redemptions made during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been satisfied. If, at the end of the 13-month period covered by the LOI, the total amount of purchases (less redemptions) does not equal the amount indicated, you will be required to pay the difference between the sales charge paid at the reduced rate and the sales charge applicable to the purchases actually made. Shares equal to 5% of the amount specified in the LOI will be held in escrow during the 13-month period and are subject to involuntary redemption to assure any payment of a higher applicable sales charge. By signing the purchase application and checking the box labeled "Letter of Intent," you grant to the Distributor a security interest in the reserved shares and appoint the Distributor as attorney-in-fact to sell any or all of the reserved shares to cover any additional sales charges if you do not fulfill your undertaking. Signing an LOI does not bind you to purchase the full amount indicated, but you must complete the intended purchase in accordance with the terms of the LOI to obtain the reduced sales charge. For more information on the LOI, please contact your investment professional, the Distributor, or the Transfer Agent. You may reach the Distributor or the Transfer Agent by calling 1-888-533-KOPP.

     The  Fund also offers an Automatic Investment Plan
("AIP"),  which  is  a  method  of  using  dollar  cost
averaging.   Dollar  cost averaging  is  an  investment
strategy  that  involves investing a  fixed  amount  of
money  at a regular time interval.  By always investing
the  same  amount, you will be purchasing  more  shares
when  the price is low and fewer shares when the  price
is  high.   Since  such  a program involves  continuous
investment regardless of fluctuating share values,  you
should consider your financial ability to continue  the
program  through periods of low share price levels.   A
program of regular investment cannot ensure a profit or protect against a loss from declining markets.

     The  AIP  allows  you to make regular,  systematic
investments  in Class A or Class C shares of  the  Fund
from  your bank checking account.  The minimum  initial
investment  for investors using the AIP is $3,000.   If
you  elect this option, all dividends and capital gains
distributions will be automatically reinvested in  Fund
shares.   With  respect to Class A  shares,  the  sales
charge on future purchases may be reduced by using  the
Fund's ROA or LOI.  To establish the AIP, complete  the
appropriate section in the account application.   Under
certain circumstances (such as discontinuation of the AIP before the minimum initial investment is reached), the Fund reserves the right to close your account.
Prior to closing any account for failure to reach the minimum initial investment, the Fund will give you written notice and 60 days in which to reinstate the AIP or otherwise reach the minimum initial investment.
Your account may be closed in periods of declining share prices.

     Under the AIP, you may choose to make investments on certain days of each month (at least seven days apart) in amounts of $50 or more. There is no service fee charged by the Fund for participating in the AIP.
However, a service fee of $25 will be deducted from your Fund account for any AIP purchase that does not clear due to insufficient funds or, if prior to notifying the Fund in writing or by telephone of your intention to terminate the plan, you close your bank account or in any manner prevent withdrawal of funds from the designated checking account. You can set up the AIP with most financial institutions.


     If  you  purchase (or redeem) shares of  the  Fund
through  a financial intermediary, certain features  of
the  Fund  relating  to such transactions  may  not  be
available  or  may  be modified.  In addition,  certain
operational  policies  of  the  Fund,  including  those
related  to settlement and dividend accrual,  may  vary
from  those  applicable to direct shareholders  of  the
Fund and may vary among intermediaries.  We urge you to
consult   your   financial   intermediary   for    more
information regarding these matters.  In addition,  the
Fund   may   pay,   directly  or   indirectly   through
arrangements   with  Advisor  and/or  the  Distributor,
amounts   to  financial  intermediaries  that   provide
transfer agency and/or other administrative services to
their  customers provided, however, that the Fund  will
not  pay  more  for these services through intermediary
relationships  than  it  would if  the  intermediaries'
customers  were direct shareholders in the  Fund.   See
"Arrangements  with Broker-Dealers and Other  Financial
Intermediaries."  Certain financial intermediaries  may
charge an advisory, transaction, or other fee for their
services.  You will not be charged for such fees if you
purchase (or redeem) your Fund shares directly from the
Fund   without   the  intervention   of   a   financial
intermediary.

Exchange of Shares

     You  may  exchange Class A or Class C  shares  for
Class  I  shares  at any time so long as  the  Class  I
minimum  initial  investment requirement  is  met.  The
value  of  the shares to be exchanged will be  the  net
asset  value  (less  the  CDSC,  if  applicable)   next
determined after receipt of instructions for  exchange;
the price of the shares being purchased will be the net
asset   value   next   determined  after   receipt   of
instructions for exchange.

     You  may  also  exchange shares of  the  Fund  for
shares  of  the  Firstar Money Market Fund,  a  no-load
money  market  fund  managed by  an  affiliate  of  the
Transfer  Agent.   The  Firstar Money  Market  Fund  is
unrelated  to the Fund.  This exchange privilege  is  a
convenient way to buy shares in a money market fund  in
order  to  respond to changes in your goals  or  market
conditions.   The value of the shares to  be  exchanged
will  be  the  net  asset  value  (less  the  CDSC,  if
applicable, with respect to Class A or Class  C  shares
or  the redemption fee, if applicable, with respect  to
Class  I  shares)  next  determined  after  receipt  of
instructions  for  exchange; the price  of  the  shares
being  purchased  will be at net asset  value.   Before
exchanging into the Firstar Money Market Fund, please read the applicable prospectus, which may be obtained by calling 1-888-533-KOPP, and open an account in the Firstar Money Market Fund.

     The Fund reserves the right to modify or terminate the exchange privilege at any time. Call the Transfer
Agent at 1-888-533-KOPP to request instructions for an exchange. An exchange is not a tax-free transaction.

Pricing of Shares

     The Class A shares of the Fund are offered to the public at the Offering Price, which is the sum of the net asset value per share (next computed after the time the purchase application and funds are received in proper order by the Transfer Agent) and the applicable initial sales charge. The Class C and Class I shares of the Fund are offered to the public at their net asset value (next computed after the time the purchase application and funds are received in proper order by the Transfer Agent) without any initial sales charge.

     As  previously noted, the initial sales charge may
be  waived for certain individuals and institutions due
to  anticipated economies of scale in sales efforts and
expense.   For  more  information,  please  see   "Your
Account-Class  A  Front-End Sales  Charge  Waivers  and
Reductions" in the Prospectus.

     The  net  asset value per share for each class  is
determined  as of the close of trading (generally  4:00
p.m.  Eastern  Time)  on each day the  New  York  Stock
Exchange  ("NYSE")  is  open  for  business.   Purchase
orders  and redemption requests received on a  day  the
NYSE is open for trading, prior to the close of trading
on  that day, will be valued as of the close of trading
on  that day.  Applications for the purchase of  shares
and  requests  for  the redemption of  shares  received
after  the close of trading on the NYSE will be  valued
as  of the close of trading on the next day the NYSE is
open.   The Fund is not required to calculate  its  net
asset  value on days during which the Fund receives  no
orders  to purchase or redeem shares.  Net asset  value
per  share  for  each class of shares is calculated  by
taking  the market value of the total assets per class,
including  interest or dividends accrued, but  not  yet
collected,  less all liabilities, and dividing  by  the
total number of shares outstanding in that class.   The
result, rounded to the nearest cent, is the net asset value per share.

     In  determining  net  asset  value,  expenses  are
accrued  and  applied  daily and securities  and  other
assets  for  which market quotations are available  are
valued at market value.  Common stocks and other equity-
type  securities are valued at the last sales price  on
the  national  securities exchange or NASDAQ  on  which
such   securities   are  primarily   traded;   however,
securities traded on a national securities exchange  or
NASDAQ for which there were no transactions on a  given
day, and securities not listed on a national securities
exchange  or NASDAQ, are valued at the average  of  the
most  recent  bid and asked prices.  Any securities  or
other  assets  for  which  market  quotations  are  not
readily   available  are  valued  at  fair   value   as
determined  in good faith by the Board of Directors  of
the  Fund or its delegate.  The Board of Directors  may
approve the use of pricing services to assist the  Fund
in  the  determination of net asset value.   All  money
market instruments held by the Fund will be valued on an amortized cost basis.


REDEMPTIONS IN KIND

     The Fund has filed a Notification under Rule 18f-1
of the 1940 Act, pursuant to which it has agreed to pay
in  cash all requests for redemption by any shareholder
of  record,  limited  in amount with  respect  to  each
shareholder  during  any 90-day period  to  the  lesser
amount  of  (i) $250,000, or (ii) 1% of the  net  asset
value  of  the  class  of  shares  of  the  Fund  being
redeemed,  valued  at  the beginning  of  the  election
period.   The  Fund  intends  to  also  pay  redemption
proceeds in excess of such lesser amount in cash, but reserves the right to pay such excess amount in kind, if it is deemed to be in the best interest of the Fund to do so. If you receive an in kind distribution, you will likely incur a brokerage charge on the disposition of such securities through a securities dealer.

TAXATION OF THE FUND

     The Fund intends to qualify annually for treatment
as a "regulated investment company" under Subchapter  M
of  the  Code and, if so qualified, will not be  liable
for  federal  income taxes to the extent  earnings  are
distributed to shareholders on a timely basis.  In  the
event  the  Fund  fails  to  qualify  as  a  "regulated
investment
company,"   it   will   be   treated   as   a   regular
corporation   for   federal   income   tax    purposes.
Accordingly,  the  Fund  would be  subject  to  federal
income taxes and any distributions that it makes  would
be  taxable and non-deductible by the Fund.  What  this
means for shareholders of the Fund is that the cost  of
investing  in  the  Fund would increase.   Under  these
circumstances,   it  would  be  more   economical   for
shareholders to invest directly in securities  held  by
the   Fund,  rather  than  invest  indirectly  in  such
securities through the Fund.

PERFORMANCE INFORMATION

     The Fund's historical performance or return may be
shown  in  the  form  of  various performance  figures,
including  average annual total return,  total  return,
and  cumulative  total return.  The Fund's  performance
figures  are based upon historical results and are  not
necessarily   representative  of  future   performance.
Factors   affecting  the  Fund's  performance   include
general    market   conditions,   operating   expenses,
investment  management,  and the  imposition  of  sales
charges.   Any additional fees charged by a  dealer  or
other financial services firm would reduce the returns described in this section.

Total Return

     Average  annual  total  return  and  total  return
figures   measure   both  the  net  investment   income
generated  by,  and  the effect  of  any  realized  and
unrealized   appreciation  or  depreciation   of,   the
underlying  investments in a class  of  shares  over  a
specified period of time, assuming the reinvestment  of
all  dividends and distributions.  Average annual total
return  figures are annualized and therefore  represent
the average annual percentage change over the specified
period.   Total  return figures are not annualized  and
therefore represent the aggregate percentage or dollar value change over the period.

     The average annual total return of each class of shares is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     P(1+T)n = ERV

          P   = a hypothetical initial payment of $1,000.
          T   = average annual total return.
          n   = number of years.
          ERV = ending redeemable value of a hypothetical
                $1,000 payment made at the beginning of
                the stated periods at the end of the stated periods.

     Performance for a specific period is calculated by
first  taking  an  investment (assumed  to  be  $1,000)
("initial  investment") in a class  of  shares  on  the
first  day  of  the  period and computing  the  "ending
value"  of  that investment at the end of  the  period.
The  total  return  percentage is  then  determined  by
subtracting  the  initial investment  from  the  ending
value   and  dividing  the  remainder  by  the  initial
investment  and expressing the result as a  percentage.
With  respect  to the Class A shares, this  calculation
reflects  the  deduction of the maximum  3.50%  initial
sales  charge.   In  addition, the calculation  assumes
that all income and capital gains dividends paid by the
Fund have been reinvested at the net asset value of the
applicable  class  of shares on the reinvestment  dates
during  the period.  Total return may also be shown  as
the   increased   dollar  value  of  the   hypothetical
investment over the period.

     Cumulative  total  return  represents  the  simple
change  in value of an investment over a stated  period
and  may  be  quoted as a percentage  or  as  a  dollar
amount.   Total returns may be broken down  into  their
components  of  income and capital  (including  capital
gains   and  changes  in  share  price)  in  order   to
illustrate the relationship between these factors and their contributions to total return.

     The  average annual total returns for the one year
period ended September 30, 2000 are as follows:   Class
A   load  shares:  149.84%;  Class  A  no-load  shares:
158.87%;  Class I shares: 159.75%; and Class C  shares:
157.30%.   The  average  annual  total  returns   since
inception (10/1/97 for Class A and Class I and 2/19/99 for Class

C) are as follows: Class A load shares: 43.71%; Class A no-load shares: 45.41%; Class I shares: 46.03%; and Class C shares: 127.23%.

Comparisons

     From  time  to time, in marketing and  other  Fund
literature, the performance of one or more  classes  of
shares  may  be  compared to the performance  of  other
mutual  funds  in  general or  to  the  performance  of
particular   types   of  mutual  funds   with   similar
investment    goals,   as   tracked   by    independent
organizations.    Among  these  organizations,   Lipper
Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges. Each class of shares of the Fund will be compared to Lipper's appropriate fund category; that is, by fund objective and portfolio holdings.

     The Fund's performance may also be compared to the
performance of other mutual funds by Morningstar,  Inc.
("Morningstar"),  which ranks funds  on  the  basis  of
historical   risk  and  total  return.    Morningstar's
rankings  range from five stars (highest) to  one  star
(lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods.
Rankings are not absolute or necessarily predictive of future performance.

     Evaluations  of  the  Fund's performance  made  by
independent  sources may also be used in advertisements
concerning   the   Fund,  including  reprints   of   or
selections from editorials or articles about the  Fund.
Sources for Fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

     The  Fund  may compare the performance of  one  or
more classes of shares to a wide variety of indices and
measures  of  inflation,  including  the  Russell  2000
Index.   There are differences and similarities between
the investments that the Fund may purchase and the investments measured by these indices.

     The  Fund's  performance  may  also  be  discussed
during   television  interviews  of  Advisor  personnel
conducted by news organizations to be broadcast in the United States and elsewhere.

INDEPENDENT ACCOUNTANTS

     KPMG  LLP,  4200  Wells  Fargo  Center,  90  South
Seventh Street, Minneapolis, Minnesota 55402, have been selected as the independent accountants for the Fund.

FINANCIAL STATEMENTS

     The following audited financial statements of the Fund are incorporated herein by reference to the Fund's
2000  Annual  Report as filed with the SEC on  November
29, 2000:

     (a)  Independent Auditors' Report.

     (b)  Schedule of Investments as of September  30, 2000.


     (c)  Statement of Assets and Liabilities as of September 30, 2000.


     (d)  Statement of Operations for the year ended September 30, 2000.


     (e)  Statements of Changes in Net Assets for the years ended
          September 30, 1999 and 2000.


     (f) Financial Highlights for the years ended September 30, 1998, 1999 and 2000 for Class A and Class I, and for the period from February 19, 1999 through September 30, 1999 and the year ended September 30, 2000 for Class C.

     (g)  Notes to Financial Statements.

                        PART C

                   OTHER INFORMATION


Item 23.  Exhibits

          See "Exhibit Index."

Item 24.  Persons Controlled by or under Common Control with Registrant

          Registrant neither controls any person nor is under common control with any other person.

Item 25.  Indemnification

          Article VIII of Registrant's Articles of Incorporation provides as follows:

          (a) The Corporation shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent permitted by Section 302A.521 of the MBCA, as now enacted or hereafter amended.

          (b) A director of the Corporation shall not be personally liable to the Corporation or its shareholders for monetary damages for breach of fiduciary duty as a director, except for (i) liability based on a breach of duty of loyalty to the Corporation or the shareholders; (ii) liability for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law; (iii) liability based on the payment of an improper dividend or an improper repurchase of the Corporation's stock under MBCA
          Section 302A.559 or on the sale of unregistered securities or securities fraud under MBCA 80A.23; or (iv) liability for any transaction from which the director derived an improper personal benefit. If the MBCA is hereafter amended to authorize the further elimination or limitation of the liability of directors, then the liability of a director of the Corporation, in addition to the limitation on personal liability provided herein, shall be limited to the fullest extent permitted by the MBCA, as amended. Any repeal or modification of this Article VIII by the shareholders of the Corporation shall be prospective only and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

          (c) Paragraphs (a) and (b) of this Article VIII are qualified by Section 17(h) of the 1940 Act which provides that neither the articles of incorporation nor the bylaws of any registered investment company may contain any provision which protects or purports to protect any director or officer of such company against any liability to the company or its security holders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Item 26.  Business and Other Connections of the Investment Advisor

      Besides  serving  as investment  advisor  to  the
Registrant and other private accounts, Advisor  is  not
currently and has not during the past two fiscal  years
engaged in any other business, profession, vocation, or
employment   of  a  substantial  nature.    Information
regarding   the  business,  profession,  vocation,   or
employment   of  a  substantial  nature  of   Advisor's
directors  and  officers  is  hereby  incorporated   by
reference to the information contained under "Directors
and   Officers"   in   the  Statement   of   Additional
Information.

Item 27.  Principal Underwriters

          (a)  None.

          (b) The principal business address of Centennial Lakes Capital, Inc. ("Centennial"), the Registrant's principal underwriter, is 7701 France Avenue South, Suite 500, Edina, Minnesota 55435. The following information relates to each director and officer of Centennial:

                            Positions and Offices      Positions and Offices
            Name              With Underwriter           With Registrant

          John Flakne      Chief Executive Officer,   Chief Financial Officer
                            Chief Financial Officer        and Treasurer

          Kathleen Tillotson      Secretary           Executive Vice President
                                                           and Secretary

          Gregory Kulka         Vice President            Vice President

          (c)  None.

Item 28.  Location of Accounts and Records

     All accounts, books or other documents required to
be  maintained  by  Section  31(a)  of  the  Investment
Company  Act  of  1940,  as  amended,  and  the   rules
promulgated thereunder, are in the possession  of  Kopp
Investment  Advisors, Registrant's investment  advisor,
at  Registrant's corporate offices, except records held
and maintained by Firstar Bank, N.A. and Firstar Mutual
Fund   Services,   LLC,  615  East   Michigan   Street,
Milwaukee, Wisconsin 53202, relating to the former's function as custodian and the latter's function as transfer agent, administrator, and fund accountant.

Item 29.  Management Services

      All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.  Undertakings.

          (a) Registrant undertakes to furnish a copy of its Annual Report to each person to whom a Statement of Additional Information is delivered if the person is not a shareholder of the Fund at the time the Statement of Additional Information is so delivered.

          (b) Registrant undertakes to furnish a copy of its Annual Report to each person to whom a Prospectus is delivered, upon request and without charge.

                           SIGNATURES

     Pursuant to the requirements of the Securities Act
of  1933  and the Investment Company Act of  1940,  the
Registrant   certifies  that  it  meets  all   of   the
requirements  for  effectiveness of  this  registration
statement under Rule 485(b) under the Securities Act of
1933  and has duly caused this Post-Effective Amendment
No. 4 to the Registration Statement on Form N-1A to  be
signed   on   its  behalf  by  the  undersigned,   duly
authorized, in the City of Edina and State of Minnesota on the 10th day of January, 2001.

                              KOPP FUNDS, INC. (Registrant)


                              By:  /s/ LeRoy C. Kopp
                                   ---------------------------------------
                                   LeRoy C. Kopp
                                   Chief Executive Officer and President

       Each   person  whose  signature  appears   below
constitutes  and appoints LeRoy C. Kopp  his  true  and
lawful  attorney-in-fact and agent with full  power  of
substitution  and resubstitution, for him  and  in  his
name,  place  and stead, in any and all capacities,  to
sign  any  and  all  amendments  to  this  Registration
Statement  and  to  file the same,  with  all  exhibits
thereto,   and   any  other  documents  in   connection
therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the
Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

      Name                    Title                 Date

/s/ LeRoy C. Kopp           Director           January 10, 2001
-----------------------
LeRoy C. Kopp

/s/ Robert L. Stehlik       Director           January 10, 2001
-----------------------
Robert L. Stehlik

/s/ Thomas R. Stuart        Director           January 9, 2001
-----------------------
Thomas R. Stuart

                         EXHIBIT INDEX

Exhibit No.         Exhibit

      (a.1)         Registrant's Articles of Incorporation(1)

      (a.2) Certificate of Amendment to Registrant's Articles of Incorporation (to create Class A and Class I shares)(2)

      (a.3) Certificate of Designation to Registrant's Articles of Incorporation (to create Class C shares)(3)

      (b)           Registrant's By-Laws(1)

      (c)           None

      (d)           Investment Advisory Agreement(2)

      (e.1)         Amended and Restated Distribution Agreement(3)

      (e.2)         Form of Selected Dealer Agreement(2)

      (f)           None

      (g)           (i) Custodian Agreement(2)

                    (ii) Amendment to Custodian Agreement (to add Class C shares)(3)

                    (iii) Addendum to Custodian Agreement (to change name)(3)

      (h.1)         (i) Transfer Agency Agreement(2)

                    (ii) Amendment to Transfer Agency Agreement (relating to fee)(3)

                    (iii) Amendment to Transfer Agency Agreement (to add Class C shares)(3)

                    (iv) Amendment to Transfer Agency Agreement (relating to fee)(4)

      (h.2)         (i) Administration Agreement(2)

                    (ii) Amendment to Administration Agreement (to add Class C shares)(3)

      (h.3)         (i) Fund Accounting Agreement(2)

                    (ii) Amendment to Fund Accounting Agreement (to add Class C shares)(3)

                    (iii) Amendment to Fund Accounting Agreement (relating to fee) (4)

      (h.4)         (i) Fulfillment Servicing Agreement(2)

                    (ii) Amendment to Fulfillment Servicing Agreement (to add Class C shares)(3)

      (h.5) Addendum to Firstar Servicing Agreements (to change name)(3)

      (i)           Opinion and Consent of Godfrey & Kahn, S.C.(2)

      (j)           Consent of KPMG LLP

      (k)           None

      (l)           Initial Subscription Agreement(2)

      (m.1) Rule 12b-1 Distribution and Shareholder Servicing Plan, as amended(3)

      (m.2) Form of 12b-1 Related Agreement (for Class A and Class I shares)(2)

      (m.3)         Form of 12b-1 Related Agreement (for Class C shares)(3)

      (n)           Rule 18f-3 Multi-Class Plan, as amended(3)

      (o)           None

      (p)           Code of Ethics(4)

___________________

      (1) Incorporated by reference to the Registrant's
Registration Statement on Form N-1A as filed  with  the
Securities and Exchange Commission on June 20, 1997.
      (2) Incorporated     by   reference    to     the
Registrant's  Registration Statement on  Form  N-1A  as
filed  with  the Securities and Exchange Commission  on
September 16, 1997.
      (3) Incorporated    by   reference      to    the
Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 29, 1998.

      (4) Incorporated by reference to the Registrant's
Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on January 25, 2000.